UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 68.4% of Net Assets

	Belgium – 1.4%
177,107	Anheuser-Busch InBev NV	$15,945,495

	Brazil – 0.6%
527,700	Mills Estruturas e Servicos de Engenharia S.A.	7,144,472

	Canada – 1.0%
282,938	Potash Corp. of Saskatchewan, Inc.	10,788,426

	Chile – 0.7%
759,310	S.A.C.I. Falabella	8,220,067

	China – 2.1%
960,000	China Mobile Ltd.	9,967,128
1,300,000	Hengan International Group Co. Ltd.	14,041,050

		24,008,178

	France – 2.0%
210,918	Sanofi	21,804,811

	Germany – 2.5%
168,622	Adidas AG	18,227,835
97,867	Siemens AG, (Registered)	9,910,355

		28,138,190

	Japan – 0.9%
419,900	Asahi Group Holdings Ltd.	10,401,651

	Mexico – 1.2%
6,913,900	Genomma Lab Internacional S.A. de CV, Class B(b)	13,654,438

	Russia – 0.8%
291,891	Mail.ru Group Ltd., GDR, 144A(c)	8,351,002

	Sweden – 1.1%
527,029	Atlas Copco AB, Class A	12,702,356

	Switzerland – 2.1%
96,848	Roche Holding AG	24,037,395

	Thailand – 1.1%
900,400	Bangkok Bank PCL	5,996,939
413,700	Siam Cement PCL	6,070,408

		12,067,347

	United Kingdom – 10.0%
1,603,471	Aberdeen Asset Management PLC	9,331,621
2,535,930	Barclays PLC	10,799,869
221,349	British American Tobacco PLC	11,352,885

Shares	Description	Value (†)
Common Stocks – continued

	United Kingdom – continued
343,076	Burberry Group PLC	$7,057,924
758,263	Diageo PLC	21,744,167
388,891	Hikma Pharmaceuticals PLC	5,627,827
1,255,684	HSBC Holdings PLC	12,999,016
540,672	Shire PLC	17,133,988
721,999	Standard Chartered PLC	15,674,868

		111,722,165

	United States – 40.9%
191,393	ACE Ltd.	17,125,846
261,114	American Express Co.	19,520,883
44,993	Apple, Inc.	17,820,827
25,486	AutoZone, Inc.(b)	10,798,163
154,118	Cabot Oil & Gas Corp.	10,945,460
547,062	Citigroup, Inc.	26,242,564
46,194	Core Laboratories NV	7,005,782
317,906	CVS Caremark Corp.	18,177,865
152,522	Deere & Co.	12,392,413
109,641	EOG Resources, Inc.	14,437,527
162,164	Genesee & Wyoming, Inc., Class A(b)	13,757,994
103,803	Gilead Sciences, Inc.(b)	5,315,752
27,005	Google, Inc., Class A(b)	23,774,392
955	Hawaiian Telcom Holdco, Inc.(b)	24,028
116,223	Jones Lang LaSalle, Inc.	10,592,564
384,401	Lowe’s Cos., Inc.	15,722,001
82,795	M&T Bank Corp.	9,252,341
376,248	Microsoft Corp.	12,991,843
224,048	National Fuel Gas Co.	12,983,582
144,516	National Oilwell Varco, Inc.	9,957,152
21,652	NewMarket Corp.	5,684,949
331,664	Noble Energy, Inc.	19,913,107
116,121	PNC Financial Services Group, Inc. (The)	8,467,543
150,071	Praxair, Inc.	17,282,176
64,383	Precision Castparts Corp.	14,551,202
21,972	Priceline.com, Inc.(b)	18,173,700
234,181	QUALCOMM, Inc.	14,303,776
221,911	Schlumberger Ltd.	15,902,142
115,451	Signet Jewelers Ltd.	7,784,861
432,433	Texas Instruments, Inc.	15,078,939
96,492	TransDigm Group, Inc.	15,127,051
152,180	UnitedHealth Group, Inc.	9,964,746
160,948	Valspar Corp. (The)	10,408,507
26,818	Vertex Pharmaceuticals, Inc.(b)	2,141,954
274,710	Wyndham Worldwide Corp.	15,721,653

		459,345,285

	Total Common Stocks (Identified Cost $696,463,544)	768,331,278

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 28.2%

Non-Convertible Bonds – 27.4%

		Argentina – 0.1%
$170,000		Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	$163,625
500,000		Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	436,200

			599,825

		Australia – 0.2%
1,200,000		Macquarie Bank Ltd., 5.000%, 2/22/2017, 144A	1,285,787
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	529,055
235,000		New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	237,186
155,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	162,436

			2,214,464

		Belgium – 0.1%
350,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	623,435

		Brazil – 1.1%
600,000		Banco BTG Pactual S.A., 5.750%, 9/28/2022, 144A	519,000
800,000		Banco do Brasil S.A., 3.875%, 10/10/2022	701,040
400,000		Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	402,000
600,000		Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	609,000
1,909,834		Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	831,438
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	780,000
689,626	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	316,389
551,701	(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	255,212
1,115	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	476,229
1,700,000		BRF S.A., 3.950%, 5/22/2023, 144A	1,496,000
600,000		BRF S.A., 5.875%, 6/06/2022, 144A	615,780
2,300,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	891,613
400,000		CSN Resources S.A., 6.500%, 7/21/2020, 144A	389,500
450,000		Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	482,175
300,000		Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	303,750
100,000		LPG International, Inc., 7.250%, 12/20/2015	108,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brazil – continued
$185,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	$186,850
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	994,913
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	321,502
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	302,843
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	716,000
129,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	119,970
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	542,694

		12,362,148

	Canada – 0.8%
1,570,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,524,235
650,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	609,660
2,880,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(d)	2,847,495
2,695,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	2,853,620
875,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	826,875
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	105,447
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	624,908

		9,392,240

	Cayman Islands – 0.1%
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	895,000

	Chile – 0.4%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A	1,421,197
850,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	1,647,968
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	198,640
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	259,572
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	765,700

		4,293,077

	China – 0.1%
800,000	Baidu, Inc., 2.250%, 11/28/2017	778,233

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	China – continued
$400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	$392,086

		1,170,319

	Colombia – 0.3%
400,000	Banco Davivienda S.A., 5.875%, 7/09/2022, 144A	396,000
555,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	524,475
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	724,104
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	1,191,559
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	116,949
40,000	Republic of Colombia, 8.125%, 5/21/2024	53,000

		3,006,087

	Costa Rica – 0.1%
600,000	Costa Rica Government International Bond, 4.250%, 1/26/2023, 144A	555,000
800,000	Costa Rica Government International Bond, 4.375%, 4/30/2025, 144A	734,000

		1,289,000

	Curacao – 0.1%
1,580,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	1,480,324

	Czech Republic – 0.0%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	396,920

	France – 0.0%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	341,360

	Hong Kong – 0.1%
600,000	Bank of East Asia Ltd., EMTN, (fixed rate to 5/04/2017, variable rate thereafter), 6.375%, 5/04/2022	639,577
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	412,158
400,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	406,000

		1,457,735

	Hungary – 0.0%
200,000	Hungary Government International Bond, 6.375%, 3/29/2021	208,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Iceland – 0.1%
$1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	$1,060,000

	India – 0.2%
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	192,396
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,337,000
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	693,568

		2,222,964

	Indonesia – 0.4%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	210,000
800,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	794,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	407,938
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	96,421
2,800,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A	2,590,000

		4,098,359

	Ireland – 0.0%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	171,846

	Italy – 0.7%
500,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	581,953
4,295,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(d)	5,857,099
400,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	547,193
125,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	113,351
10,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	9,339
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	135,851

		7,244,786

	Japan – 0.2%
1,700,000	Softbank Corp., 4.500%, 4/15/2020, 144A	1,638,375

	Korea – 1.0%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	585,607
8,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	189,296
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	420,478

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Korea – continued
$600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	$610,948
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	635,219
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	582,653
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	414,734
400,000	Korea Finance Corp., 4.625%, 11/16/2021	406,555
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	402,277
3,784,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)	3,261,840
970,000,000	Korea Treasury Bond, 4.000%, 3/10/2016, (KRW)	872,695
2,700,000,000	Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	2,426,141
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	250,552
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	164,810
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	213,291

		11,437,096

	Luxembourg – 0.2%
400,000	Altice Financing S.A., 7.875%, 12/15/2019, 144A	418,000
400,000	ArcelorMittal, 7.250%, 3/01/2041	374,000
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	380,000
500,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	477,500
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	475,130
400,000	VTB Bank OJSC, 6.000%, 4/12/2017, 144A	414,272

		2,538,902

	Malaysia – 0.6%
1,750,000	Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	555,847
18,220,000	Malaysia Government Bond, 4.012%, 9/15/2017, (MYR)	5,883,148
1,000,000	Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	324,646

		6,763,641

	Mexico – 1.6%
7,000,000	America Movil SAB de CV, 3.500%, 2/08/2015, (CNY)	1,108,413
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	747,406

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Mexico – continued
$300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	$281,250
600,000		BBVA Bancomer S.A., 6.750%, 9/30/2022, 144A	648,000
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	654,546
264,500	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,152,343
616,200	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)	4,998,532
424,200	(††††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)(d)	3,609,900
74,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	617,576
300,000	(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	2,650,140

			17,468,106

		Netherlands – 0.3%
525,000		Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	477,120
200,000		Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	214,000
400,000		Listrindo Capital BV, 6.950%, 2/21/2019, 144A	408,000
100,000		Myriad International Holding BV, 6.375%, 7/28/2017, 144A	109,500
850,000		Petrobras Global Finance BV, 3.000%, 1/15/2019	789,553
1,750,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	1,605,349

			3,603,522

		New Zealand – 0.1%
1,000,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	881,598

		Norway – 0.3%
475,000		Eksportfinans ASA, 2.000%, 9/15/2015	456,000
13,760,000		Norwegian Government Bond, 4.500%, 5/22/2019, (NOK)	2,571,300

			3,027,300

		Panama – 0.0%
300,000		Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	303,750

		Peru – 0.0%
400,000		Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	354,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Philippines – 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	$880,222
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	707,021

		1,587,243

	Poland – 0.1%
2,200,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	690,351
95,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	103,605
800,000	Poland Government International Bond, 3.000%, 3/17/2023	722,000

		1,515,956

	Portugal – 0.1%
440,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	398,941
715,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	830,073

		1,229,014

	Romania – 0.1%
2,600,000	Romania Government Bond, 5.750%, 1/27/2016, (RON)	766,640

	Russia – 0.0%
200,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 5/23/2016, 144A	207,666

	Singapore – 0.7%
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A	2,002,434
950,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	755,052
2,470,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	2,034,805
3,100,000	Singapore Government Bond, 3.250%, 9/01/2020, (SGD)	2,641,572
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	477,500

		7,911,363

	South Africa – 0.1%
650,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	574,758
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	395,269
700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	612,080

		1,582,107

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Spain – 0.4%
820,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	$865,119
1,270,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	1,418,190
645,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	849,958
1,250,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	1,769,104

		4,902,371

	Supranationals – 0.2%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	872,963
1,115,000	Corp Andina de Fomento, 4.375%, 6/15/2022	1,135,392

		2,008,355

	Sweden – 0.3%
400,000	Eileme 2 AB, 11.625%, 1/31/2020	452,000
1,000,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	971,600
9,195,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	1,466,297
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	441,645

		3,331,542

	Thailand – 0.4%
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	866,716
93,000,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	3,002,486

		3,869,202

	Turkey – 0.5%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	716,000
600,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	623,250
1,600,000	Turkey Government International Bond, 3.250%, 3/23/2023	1,396,000
1,200,000	Turkey Government International Bond, 5.125%, 3/25/2022	1,230,000
600,000	Turkiye Garanti Bankasi A.S., 4.000%, 9/13/2017, 144A	585,000
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	780,000
600,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A., 5.188%, 10/13/2015, 144A	612,000

		5,942,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Arab Emirates – 0.1%
$600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	$655,500
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	217,000

		872,500

	United Kingdom – 0.5%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	584,971
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	374,344
250,000	BAT International Finance PLC, 3.250%, 6/07/2022, 144A	244,708
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	255,615
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	104,152
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	266,682
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	625,974
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	366,340
705,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	1,103,033
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	432,762
1,150,000	Vedanta Resources PLC, 6.000%, 1/31/2019, 144A	1,092,500

		5,451,081

	United States – 14.6%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	321,938
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	11,250
975,000	Alcoa, Inc., 5.900%, 2/01/2027	912,011
1,325,000	Ally Financial, Inc., 5.500%, 2/15/2017	1,384,373
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	270,171
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	56,375
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	146,093
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,077,920
200,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	189,000
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	878,400
16,197	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	16,359

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	$974,171
145,000	Avnet, Inc., 6.000%, 9/01/2015	156,140
1,820,000	Ball Corp., 5.000%, 3/15/2022	1,810,900
200,000	Bank of America Corp., 5.490%, 3/15/2019	215,648
450,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	579,885
115,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	122,620
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	50,500
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,293
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	16,870
1,415,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,422,337
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,079,787
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	484,500
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	53,625
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	574,750
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,500
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	103,075
2,300,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,538,625
750,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	606,326
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,521,450
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	162,750
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,015,050
423,606	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	437,373
235,000	Cummins, Inc., 5.650%, 3/01/2098	222,579
233,314	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	254,896
217,731	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	219,909
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	46,200
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	52,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$8,000	Dillard’s, Inc., 7.750%, 7/15/2026	$8,780
310,000	DR Horton, Inc., 4.375%, 9/15/2022	294,500
4,214,118	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	3,560,930
250,000	Exelon Corp., 4.900%, 6/15/2015	267,562
1,725,000	First Data Corp., 10.625%, 6/15/2021, 144A	1,703,437
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	168,316
25,000	Ford Motor Co., 6.375%, 2/01/2029	26,494
50,000	Ford Motor Co., 6.625%, 2/15/2028	53,118
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,294,983
40,000	Ford Motor Co., 7.125%, 11/15/2025	45,471
835,000	Ford Motor Co., 7.400%, 11/01/2046	983,815
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,782
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,066,424
845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	916,074
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,043,081
28,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	28,735
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	47,233
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/29/2049	678,000
900,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	732,840
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,290,861
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	133,714
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	232,092
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	440,021
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	211,000
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	750,556
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,350,915
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	83,177

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	$3,121,125
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	163,144
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(f)	67,295
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	412,250
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	455,158
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,020,000
20,000	HCA, Inc., 5.750%, 3/15/2014	20,400
90,000	HCA, Inc., 6.375%, 1/15/2015	94,275
225,000	HCA, Inc., 7.050%, 12/01/2027	220,500
245,000	HCA, Inc., 7.190%, 11/15/2015	264,600
90,000	HCA, Inc., 7.500%, 12/15/2023	93,600
820,000	HCA, Inc., 7.500%, 11/06/2033	844,600
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,620,000
395,000	HCA, Inc., 8.360%, 4/15/2024	446,350
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	206,700
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	75,375
855,000	Hecla Mining Co., 6.875%, 5/01/2021, 144A	793,013
585,000	Hercules, Inc., 6.500%, 6/30/2029	508,950
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	513,751
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	120,525
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	80,800
1,620,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,664,550
1,370,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,379,590
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	43,200
145,000	iStar Financial, Inc., 4.875%, 7/01/2018	136,300
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	71,400
405,000	iStar Financial, Inc., 5.875%, 3/15/2016	413,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$145,000	iStar Financial, Inc., 6.050%, 4/15/2015	$147,900
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	207,500
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	35,525
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,388
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	49,920
10,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	8,125
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,700
2,995,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	2,995,000
370,000	Jefferies Group LLC, 3.875%, 11/09/2015	382,950
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	694,926
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	29,769
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,032,550
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	674,725
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,550,707
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	13,500
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	263,900
1,665,000	KB Home, 8.000%, 3/15/2020	1,848,150
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	193,800
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,488
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,144,500
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	59,400
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	134,663
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,528,275
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	32,400
165,000	Masco Corp., 6.500%, 8/15/2032	164,175
865,000	Masco Corp., 7.750%, 8/01/2029	954,909
600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	649,684

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	$2,657,780
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(g)	223,200
398,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(g)	342,280
1,270,000	Morgan Stanley, 2.125%, 4/25/2018	1,215,429
1,125,000	Morgan Stanley, 4.875%, 11/01/2022	1,111,389
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	354,541
2,500,000	Morgan Stanley, 5.750%, 1/25/2021	2,713,630
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	487,102
475,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	438,862
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	657,583
100,000	Morgan Stanley, Series F, MTN, 0.727%, 10/18/2016(f)	96,807
440,000	Neenah Paper, Inc., 5.250%, 5/15/2021, 144A	429,000
1,552,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,218,320
245,000	New Albertson’s, Inc., 7.750%, 6/15/2026	193,244
3,605,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,865,975
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,735,475
315,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	217,350
15,000	News America, Inc., 6.400%, 12/15/2035	16,755
155,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	136,400
115,000	Owens Corning, Inc., 6.500%, 12/01/2016	128,373
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	572,482
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	45,800
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	496,800
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	733,975
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	242,000
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,475,175
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	624,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$400,000		Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$440,000
60,000		Qwest Capital Funding, Inc., 7.750%, 2/15/2031	59,100
560,000		Qwest Corp., 6.875%, 9/15/2033	541,800
115,000		Qwest Corp., 7.250%, 9/15/2025	128,586
1,155,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	1,212,750
200,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	200,000
500,000		Range Resources Corp., 5.000%, 8/15/2022	488,750
750,000		Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	761,917
80,000		Reynolds American, Inc., 6.750%, 6/15/2017	92,703
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	428,000
655,000		Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	648,450
855,000		Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	735,300
1,970,000		Rosetta Resources, Inc., 5.625%, 5/01/2021	1,923,212
760,000		Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	803,700
915,000		SLM Corp., 5.500%, 1/25/2023	871,267
1,600	(†††††)	SLM Corp., 6.000%, 12/15/2043	36,529
141,000		SLM Corp., MTN, 3.875%, 9/10/2015	142,417
40,000		SLM Corp., MTN, 4.625%, 9/25/2017	39,400
1,130,000		SLM Corp., MTN, 7.250%, 1/25/2022	1,186,500
10,000		SLM Corp., Series A, MTN, 0.576%, 1/27/2014(f)	9,912
10,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	9,699
2,560,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,124,800
595,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	660,450
400,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	391,000
300,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	299,250
595,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	583,844

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$294,000	Sprint Capital Corp., 6.875%, 11/15/2028	$282,240
420,000	Sprint Capital Corp., 6.900%, 5/01/2019	436,800
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	121,000
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	27,430
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021, 144A	2,706,300
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,169,600
820,000	Textron, Inc., 5.950%, 9/21/2021	903,565
1,431,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,291,478
2,425,000	U.S. Treasury Note, 0.125%, 12/31/2014	2,420,642
21,000,000	U.S. Treasury Note, 0.250%, 5/31/2014	21,012,306
2,420,000	U.S. Treasury Note, 0.250%, 10/31/2014	2,420,946
6,595,000	U.S. Treasury Note, 0.250%, 2/15/2015(d)	6,591,135
2,735,000	U.S. Treasury Note, 0.250%, 12/15/2015	2,718,546
2,420,000	U.S. Treasury Note, 0.375%, 11/15/2015	2,414,705
3,230,000	U.S. Treasury Note, 1.625%, 11/15/2022	3,015,257
33,418	UAL Pass Through Trust, Series 2009-1, 10.400%, 05/01/2018	38,431
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	618,975
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	319,338
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,461,737
770,000	United States Steel Corp., 7.500%, 3/15/2022	754,600
139,748	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	146,735
74,946	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	81,316
530,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	524,700
50,000	USG Corp., 6.300%, 11/15/2016	51,000
230,000	USG Corp., 9.750%, 1/15/2018	261,050
525,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	519,094
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	115,330

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$260,000	Visant Corp., 10.000%, 10/01/2017	$239,850
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	127,672
100,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	145,769
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	68,648
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	378,148
125,000	Xerox Corp., 6.750%, 2/01/2017	141,409
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,651
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	335,988

		164,246,594

	Total Non-Convertible Bonds (Identified Cost $304,227,225)	307,968,063

Convertible Bonds – 0.7%

	United States – 0.7%
350,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	309,313
390,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	367,331
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	173,688
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	231,481
125,000	Ford Motor Co., 4.250%, 11/15/2016	225,859
420,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(h)	421,312
325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	321,547
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,433,672
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(g)	250,206
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,475,000
375,000	Omnicare, Inc., 3.750%, 12/15/2025	693,750
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	617,625
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	105,525
265,000	United States Steel Corp., 2.750%, 4/01/2019	261,522

	Total Convertible Bonds (Identified Cost $6,637,500)	7,887,831

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 0.1%

	United States – 0.1%
$415,000	State of Illinois, 5.100%, 6/01/2033	$385,104
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	97,614

	Total Municipals (Identified Cost $447,084)	482,718

	Total Bonds and Notes (Identified Cost $311,311,809)	316,338,612

Senior Loans – 0.5%

	United States – 0.5%
310,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(f)	309,904
1,870,313	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	1,828,230
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(f)	1,062,337
435,000	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	429,563
120,000	Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	117,900
44,015	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/31/2015(f)	34,525
923,316	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(f)	916,262
344,138	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(f)	347,366
814,000	US Airways Group, Inc., Term Loan B1, 4.250%, 5/23/2019(f)	803,483

	Total Senior Loans (Identified Cost $5,907,641)	5,849,570

Shares
Preferred Stocks – 0.5%

Convertible Preferred Stocks – 0.4%

	United States – 0.4%
460	Chesapeake Energy Corp., 5.000%	39,822
100	Chesapeake Energy Corp., Series A, 5.750% 144A	102,563
71,820	General Motors Co., Series B, 4.750%	3,458,851
820	Lucent Technologies Capital Trust I, 7.750%	783,100

	Total Convertible Preferred Stocks (Identified Cost $4,105,301)	4,384,336

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stock – 0.1%

	United States – 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	$648,220

	Total Preferred Stocks (Identified Cost $4,250,667)	5,032,556

Principal Amount (‡)
Short-Term Investments – 3.7%
$28,626	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $28,626 on 7/01/2013 collateralized by $35,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $32,969 including accrued interest(i)	28,626
41,928,976	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $41,928,976 on 7/01/2013 collateralized by $44,320,000 Federal Home Loan Mortgage Corp., 1.650% due 11/15/2019 valued at $42,768,800 including accrued interest(i)	41,928,976

	Total Short-Term Investments (Identified Cost $41,957,602)	41,957,602

	Total Investments – 101.3% (Identified Cost $1,059,891,263)(a)	1,137,509,618
	Other assets less liabilities – (1.3)%	(14,362,358)

	Net Assets – 100.0%	$1,123,147,260

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At June 30, 2013, approximately 23% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees. as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At June 30, 2013, the net unrealized appreciation on investments based on a cost of $1,060,506,899 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$103,134,163
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(26,131,444)

Net unrealized appreciation	$77,002,719

At September 30, 2012, the Fund had a short-term capital loss carryforward of $25,714,481 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s investment adviser. At June 30, 2013, the value of these securities amounted to $8,519,318 or 0.8% of net assets.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(g)	Illiquid security. At June 30, 2013, the value of these securities amounted to $815,686 or 0.1% of net assets.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $83,869,845 or 7.5% of net assets.
GDR	A Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OJSC	Open Joint-Stock Company

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/18/2013	Australian Dollar	700,000	$636,567	$30,883
Buy[1]	8/02/2013	Brazilian Real	1,980,000	881,155	(97,202)
Sell[1]	8/02/2013	Brazilian Real	1,980,000	881,155	89,052
Sell[1]	7/08/2013	Brazilian Real	1,610,000	720,555	71,534
Sell[1]	9/05/2013	Canadian Dollar	6,610,000	6,275,378	96,198
Buy[2]	9/20/2013	Malaysian Ringgit	1,250,000	393,602	903
Buy[3]	7/31/2013	New Zealand Dollar	3,165,000	2,447,623	(36,624)
Sell[3]	7/31/2013	New Zealand Dollar	3,165,000	2,447,623	195,215
Buy[3]	9/11/2013	South Korean Won	780,000,000	680,737	(12,812)
Buy[1]	9/11/2013	South Korean Won	1,488,000,000	1,298,636	(24,383)

Total					$312,764

At June 30, 2013, the Fund had the following open forward foreign cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive4/Units of Currency		Unrealized Appreciation (Depreciation)
9/12/2013	Norwegian Krone	5,600,000	Euro	730,768	$31,920

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is JP Morgan Chase Bank, N.A.
[3]	Counterparty is Barclays Bank PLC.
[4]	Counterparty is Deutsche Bank AG.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$15,945,495	$—	$15,945,495
China	—	24,008,178	—	24,008,178
France	—	21,804,811	—	21,804,811
Germany	—	28,138,190	—	28,138,190
Japan	—	10,401,651	—	10,401,651
Russia	—	8,351,002	—	8,351,002
Sweden	—	12,702,356	—	12,702,356
Switzerland	—	24,037,395	—	24,037,395
Thailand	—	12,067,347	—	12,067,347
United Kingdom	—	111,722,165	—	111,722,165
All Other Common Stocks*	499,152,688	—	—	499,152,688

Total Common Stocks	499,152,688	269,178,590	—	768,331,278

Bonds and Notes
Non-Convertible Bonds
Korea	—	4,876,420	6,560,676	11,437,096
United States	36,529	161,117,980	3,092,085	164,246,594
All Other Non-Convertible Bonds*	—	132,284,373	—	132,284,373

Total Non-Convertible Bonds	36,529	298,278,773	9,652,761	307,968,063

Convertible Bonds*	—	7,887,831	—	7,887,831
Municipals*	—	482,718	—	482,718

Total Bonds and Notes	36,529	306,649,322	9,652,761	316,338,612

Senior Loans*	—	5,849,570	—	5,849,570
Preferred Stocks
Convertible Preferred Stocks*	4,384,336	—	—	4,384,336
Non-Convertible Preferred Stock*	—	648,220	—	648,220

Total Preferred Stocks	4,384,336	648,220	—	5,032,556

Short-Term Investments	—	41,957,602	—	41,957,602

Total Investments	503,573,553	624,283,304	9,652,761	1,137,509,618

Forward Foreign Currency Contracts (unrealized appreciation)	—	515,705	—	515,705

Total	$503,573,553	$624,799,009	$9,652,761	$1,138,025,323

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(171,021)	$—	$(171,021)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Korea	$2,528,229	$(23,619)	$—	$(316,876)	$4,372,942	$—	$—	$—	$6,560,676	$(316,876)
United States	638,272	1,168	48,721	(82,472)	1,735,000	(535,664)	1,925,332	(638,272)	3,092,085	(82,472)

Total	$3,166,501	$(22,451)	$48,721	$(399,348)	$6,107,942	$(535,664)	$1,925,332	$(638,272)	$9,652,761	$(399,348)

Debt securities valued at $1,925,332 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt valued at $638,272 was transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2013, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of June 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $515,705 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $344,684.

The following is a summary of derivative instruments for the Fund, as of June 30, 2013:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$515,705

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(171,021)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Unfunded Loan Commitments

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments are marked-to-market daily with the resulting unrealized appreciation (depreciation) recorded on the Fund’s books and records. As of June 30, 2013, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Power Team Services LLC	$55,000

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	9.3%
Pharmaceuticals	7.5
Commercial Banks	5.7
Beverages	4.3
Chemicals	4.2
Oil, Gas & Consumable Fuels	4.1
Banking	3.5
Specialty Retail	3.1
Energy Equipment & Services	2.9
Internet Software & Services	2.9
Aerospace & Defense	2.8
Diversified Financial Services	2.3
Textiles, Apparel & Luxury Goods	2.2
Machinery	2.2
Other Investments, less than 2% each	40.6
Short-Term Investments	3.7

Total Investments	101.3
Other assets less liabilities (including open forward foreign currency contracts)	(1.3)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

United States Dollar	67.9%
British Pound	10.4
Euro	7.2
Mexican Peso	2.6
Swiss Franc	2.1
Hong Kong Dollar	2.1
Other, less than 2% each	9.0

Total Investments	101.3
Other assets less liabilities (including open forward foreign currency contracts)	(1.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.8% of Net Assets

	Air Freight & Logistics – 6.6%
167,217	Expeditors International of Washington, Inc.	$6,355,918
87,311	United Parcel Service, Inc., Class B	7,550,655

		13,906,573

	Beverages – 7.4%
121,016	Coca-Cola Co. (The)	4,853,952
6,779	Diageo PLC, Sponsored ADR	779,246
80,451	Monster Beverage Corp.(b)	4,889,007
105,305	SABMiller PLC, Sponsored ADR	5,074,648

		15,596,853

	Biotechnology – 2.4%
51,524	Amgen, Inc.	5,083,358

	Capital Markets – 6.6%
21,657	Franklin Resources, Inc.	2,945,785
57,603	Greenhill & Co., Inc.	2,634,761
106,125	Legg Mason, Inc.	3,290,937
178,656	SEI Investments Co.	5,079,190

		13,950,673

	Communications Equipment – 9.9%
495,532	Cisco Systems, Inc.	12,046,383
142,639	QUALCOMM, Inc.	8,712,390

		20,758,773

	Consumer Finance – 2.8%
77,867	American Express Co.	5,821,337

	Energy Equipment & Services – 3.0%
87,928	Schlumberger Ltd.	6,300,920

	Food Products – 3.9%
551,247	Danone S.A., Sponsored ADR	8,268,705

	Health Care Equipment & Supplies – 6.3%
72,398	Varian Medical Systems, Inc.(b)	4,883,245
112,656	Zimmer Holdings, Inc.	8,442,441

		13,325,686

	Household Products – 4.5%
35,286	Clorox Co. (The)	2,933,678
84,692	Procter & Gamble Co. (The)	6,520,437

		9,454,115

	Internet & Catalog Retail – 5.7%
43,033	Amazon.com, Inc.(b)	11,949,834

	Internet Software & Services – 8.7%
230,237	Facebook, Inc., Class A(b)	5,723,692

Shares	Description	Value (†)
Common Stocks – continued

	Internet Software & Services – continued
14,218	Google, Inc., Class A(b)	$12,517,100

		18,240,792

	IT Services – 6.7%
48,028	Automatic Data Processing, Inc.	3,307,208
58,707	Visa, Inc., Class A	10,728,704

		14,035,912

	Pharmaceuticals – 5.0%
77,441	Merck & Co., Inc.	3,597,134
98,850	Novartis AG, ADR	6,989,684

		10,586,818

	Semiconductors & Semiconductor Equipment – 3.3%
19,302	Altera Corp.	636,773
23,037	Analog Devices, Inc.	1,038,047
148,364	ARM Holdings PLC, Sponsored ADR	5,367,810

		7,042,630

	Software – 11.2%
149,416	Autodesk, Inc.(b)	5,071,179
45,017	FactSet Research Systems, Inc.	4,589,033
154,248	Microsoft Corp.	5,326,184
282,896	Oracle Corp.	8,690,565

		23,676,961

	Specialty Retail – 3.8%
195,159	Lowe’s Cos., Inc.	7,982,003

	Total Common Stocks (Identified Cost $162,773,913)	205,981,943

Principal Amount
Short-Term Investments – 3.7%
$7,785,563	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $7,785,563 on 7/01/2013 collateralized by $8,095,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $7,943,219 including accrued interest(c) (Identified Cost $7,785,563)	7,785,563

	Total Investments – 101.5% (Identified Cost $170,559,476)(a)	213,767,506
	Other assets less liabilities – (1.5)%	(3,142,949)

	Net Assets – 100.0%	$210,624,557

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At June 30, 2013, the net unrealized appreciation on investments based on a cost of $170,559,476 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$44,347,025
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,138,995)

Net unrealized appreciation	$43,208,030

At September 30, 2012, the Fund had a short-term capital loss carryforward of $87,460,109 of which $52,780,165 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018. At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $63,747. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$205,981,943	$—	$—	$205,981,943
Short-Term Investments	—	7,785,563	—	7,785,563

Total	$205,981,943	$7,785,563	$—	$213,767,506

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at June 30, 2013 (Unaudited)

Software	11.2%
Communications Equipment	9.9
Internet Software & Services	8.7
Beverages	7.4
IT Services	6.7
Capital Markets	6.6
Air Freight & Logistics	6.6
Health Care Equipment & Supplies	6.3
Internet & Catalog Retail	5.7
Pharmaceuticals	5.0
Household Products	4.5
Food Products	3.9
Specialty Retail	3.8
Semiconductors & Semiconductor Equipment	3.3
Energy Equipment & Services	3.0
Consumer Finance	2.8
Biotechnology	2.4
Short-Term Investments	3.7

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 85.5% of Net Assets

Non-Convertible Bonds – 73.0%

	ABS Home Equity – 4.7%
$321,228	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.917%, 9/25/2045(b)	$313,706
200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.643%, 1/25/2036(b)	158,407
346,560	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.643%, 7/25/2037, 144A(b)	212,333
63,200	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.945%, 2/25/2035(b)	61,402
199,275	Banc of America Mortgage Securities, Inc., Series 2006-B, Class 4A1, 6.145%, 11/20/2046(b)	177,853
107,509	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	90,812
332,497	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	222,729
840,737	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.712%, 4/25/2035(b)	540,426
358,580	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.463%, 4/25/2035(b)	276,089
264,008	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	261,427
524,669	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.639%, 11/20/2035(b)	482,395
107,690	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	109,596
448,960	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.151%, 6/19/2035(b)	437,383
384,085	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.494%, 7/19/2035(b)	344,101
494,745	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.263%, 12/25/2046(b)	243,493
87,872	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.133%, 12/25/2034(b)	74,539
543,169	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.847%, 5/25/2035(b)	495,643
206,301	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	175,774
121,086	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.888%, 3/25/2036(b)	100,693
475,039	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.693%, 1/25/2036(b)(c)	310,483
197,097	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	193,502
318,239	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.758%, 3/25/2035(b)	254,723
591,832	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.353%, 1/25/2047(b)	435,894
553,195	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	414,899
123,048	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.862%, 5/25/2036(b)	104,948

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$501,689	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	$391,171
416,623	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	420,014
654,938	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 2.217%, 1/25/2047(b)	589,131
126,399	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.934%, 4/25/2047(b)	108,979
443,293	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.133%, 8/25/2046(b)	273,213

		8,275,758

	ABS Other – 0.4%
350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	350,634
296,691	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	321,890

		672,524

	Aerospace & Defense – 1.2%
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,242,497
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	817,288

		2,059,785

	Airlines – 0.5%
30,000	Air Canada, 12.000%, 2/01/2016, 144A	32,813
345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	348,450
13,444	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	13,914
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	208,368
168,101	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	178,187

		781,732

	Banking – 2.5%
2,100,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	865,844
375,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	727,045
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	756,507
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	876,784
65,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	55,849
740,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	652,486

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
250,000	Societe General S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, 9/29/2049, (EUR)	$356,326

		4,290,841

	Building Materials – 2.3%
1,280,000	HD Supply, Inc., 7.500%, 7/15/2020, 144A	1,296,000
50,000	Masco Corp., 6.500%, 8/15/2032	49,750
345,000	Masco Corp., 7.750%, 8/01/2029	380,860
800,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	716,000
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	360,871
1,163,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	1,238,595

		4,042,076

	Chemicals – 3.4%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,313,700
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	867,000
420,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	470,400
601,350	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(d)(e)	454,019
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	649,288
1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020, 144A	1,508,000
600,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	612,000

		5,874,407

	Commercial Mortgage-Backed Securities – 1.3%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(b)	1,624,698
125,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	125,119
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.763%, 4/12/2049(b)	558,808

		2,308,625

	Consumer Cyclical Services – 0.9%
615,000	ServiceMaster Co. (The), 7.000%, 8/15/2020	583,481
1,095,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	930,750

		1,514,231

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – 1.1%
$2,040,000	Visant Corp., 10.000%, 10/01/2017	$1,881,900

	Electric – 0.7%
16,636	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	17,468
819,294	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(d)	692,303
455,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.250%, 3/01/2022, 144A	502,775

		1,212,546

	Environmental – 0.2%
255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020, 144A	260,100

	Food & Beverage – 0.5%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	697,784
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	255,787

		953,571

	Gaming – 0.4%
740,000	MGM Resorts International, 6.750%, 10/01/2020	765,900

	Healthcare – 2.2%
170,000	HCA, Inc., 7.050%, 12/01/2027	166,600
640,000	HCA, Inc., 7.500%, 12/15/2023	665,600
470,000	HCA, Inc., 7.690%, 6/15/2025	507,600
480,000	HCA, Inc., 8.360%, 4/15/2024	542,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	869,200
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	517,575
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	546,100

		3,815,075

	Home Construction – 4.7%
845,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	878,800
1,200,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)	528,000
1,625,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(f)	552,500
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	675,000
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	547,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$1,210,000	KB Home, 7.250%, 6/15/2018	$1,282,600
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035(g)	2,884,200
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	462,825
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	79,800
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(f)	44,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)	242,000

		8,177,225

	Independent Energy – 2.8%
1,365,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	778,050
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	111,550
685,000	Halcon Resources Corp., 9.750%, 7/15/2020	683,288
4,400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	1,276,000
1,000,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	315,000
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	773,550
200,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	190,000
675,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	668,250

		4,795,688

	Local Authorities – 0.7%
1,085,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,144,700

	Lodging – 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	195,300

	Media Cable – 0.7%
685,000	Nara Cable Funding II Ltd., 8.500%, 3/01/2020, 144A, (EUR)	944,058
200,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)	277,121

		1,221,179

	Media Non-Cable – 1.2%
335,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	309,875
1,230,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	1,196,175
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	50,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Non-Cable – continued
$335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	$338,350
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	237,475

		2,132,250

	Metals & Mining – 4.7%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041	2,239,325
1,535,000	Arch Coal, Inc., 7.250%, 6/15/2021	1,243,350
985,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	866,800
515,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	489,250
780,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	600,600
660,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	631,950
200,000	Murray Energy Corp., 8.625%, 6/15/2021, 144A	200,000
2,375,000	United States Steel Corp., 6.650%, 6/01/2037	2,000,937

		8,272,212

	Non-Captive Consumer – 2.1%
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	538,650
1,230,000	SLM Corp., 5.500%, 1/25/2023	1,171,211
2,000,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	1,962,500

		3,672,361

	Non-Captive Diversified – 0.6%
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	596,700
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	452,400

		1,049,100

	Oil Field Services – 1.6%
730,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	720,875
1,745,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	1,736,275
400,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	400,000

		2,857,150

	Packaging – 1.6%
2,200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.000%, 11/15/2020, 144A	2,120,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Packaging – continued
$755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	$717,250

		2,837,500

	Pharmaceuticals – 1.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,522,675
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	537,950
145,000	VPII Escrow Corp., 6.750%, 8/15/2018, 144A	148,625
70,000	VPII Escrow Corp., 7.500%, 7/15/2021, 144A	72,450

		2,281,700

	Pipelines – 0.3%
615,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	541,200

	Retailers – 1.8%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	42,000
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	477,412
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	222,425
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	38,763
1,290,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	1,006,200
1,440,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,299,600

		3,086,400

	Sovereigns – 0.8%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	432,922
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,033,567

		1,466,489

	Supermarkets – 1.2%
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	160,925
1,135,000	New Albertson’s, Inc., 7.750%, 6/15/2026	895,231
200,000	New Albertson’s, Inc., 8.000%, 5/01/2031	159,000
180,000	New Albertson’s, Inc., 8.700%, 5/01/2030	148,050
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	645,150

		2,008,356

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supranational – 0.5%
2,000,000		European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	$896,677

		Technology – 2.7%
2,500,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,893,750
1,930,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,447,500
450,000		First Data Corp., 10.625%, 6/15/2021, 144A	444,375
960,000		Freescale Semiconductor, Inc., 8.050%, 2/01/2020	972,000

			4,757,625

		Textile – 1.3%
2,605,000		Jones Group, Inc. (The), 6.125%, 11/15/2034	2,070,975
175,000		Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	175,875

			2,246,850

		Transportation Services – 0.1%
275,000		APL Ltd., 8.000%, 1/15/2024(e)	258,500

		Treasuries – 11.2%
930,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,312,364
65,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	85,546
60,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	81,450
605,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	844,930
55,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	78,706
246,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,210,228
184,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,914,631
229,000	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	2,058,573
10,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	235,674
120,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(g)	3,104,972
850,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	944,513
1,525,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,770,435
2,920,000		Spain Government Bond, 4.650%, 7/30/2025, (EUR)(g)	3,699,563

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
19,964,044	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	$1,135,697

		19,477,282

	Wireless – 3.0%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	448,444
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	337,500
4,501,000	Sprint Capital Corp., 6.875%, 11/15/2028(g)	4,320,960
70,000	Sprint Capital Corp., 8.750%, 3/15/2032	77,000

		5,183,904

	Wirelines – 5.7%
332,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(h)	305,440
2,590,000	CenturyLink, Inc., 7.650%, 3/15/2042	2,460,500
1,145,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,087,750
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	122,200
1,105,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	1,106,381
300,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	361,208
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	29,505
735,000	Frontier Communications Corp., 9.000%, 8/15/2031	727,650
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019	629,200
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,087,275
350,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	406,402
395,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	358,188
60,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	56,035
1,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,235,130

		9,972,864

	Total Non-Convertible Bonds (Identified Cost $128,996,686)	127,241,583

Convertible Bonds – 12.5%

	Automotive – 0.6%
530,000	Ford Motor Co., 4.250%, 11/15/2016	957,644

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Brokerage – 1.1%
$1,714,000	Jefferies Group LLC, 3.875%, 11/01/2029	$1,826,481

	Construction Machinery – 0.5%
640,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	926,000

	Diversified Manufacturing – 0.9%
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,553,562

	Home Construction – 2.0%
565,000	KB Home, 1.375%, 2/01/2019	586,187
70,000	Lennar Corp., 2.000%, 12/01/2020, 144A	93,013
530,000	Lennar Corp., 2.750%, 12/15/2020, 144A	907,294
415,000	Lennar Corp., 3.250%, 11/15/2021, 144A	696,681
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,179,953

		3,463,128

	Independent Energy – 0.8%
800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	753,500
120,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	119,100
550,000	Cobalt International Energy, Inc., 2.625%, 12/01/2019	583,344

		1,455,944

	Metals & Mining – 0.8%
1,235,000	Peabody Energy Corp., 4.750%, 12/15/2066	857,553
165,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	176,035
440,000	United States Steel Corp., 2.750%, 4/01/2019	434,225

		1,467,813

	Non-Captive Diversified – 0.2%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	367,737

	Oil Field Services – 0.1%
95,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019, 144A	115,188

	Pharmaceuticals – 0.8%
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	712,884

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Pharmaceuticals – continued
$285,000	Mylan, Inc., 3.750%, 9/15/2015	$675,450

		1,388,334

	REITs - Mortgage – 0.4%
630,000	Redwood Trust, Inc., 4.625%, 4/15/2018	619,369

	Technology – 4.3%
3,780,000	Ciena Corp., 0.875%, 6/15/2017(g)	3,633,525
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	181,431
40,000	Ciena Corp., 4.000%, 3/15/2015, 144A	46,950
620,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	962,550
1,185,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	1,893,038
240,000	Nuance Communications, Inc., 2.750%, 11/01/2031	247,200
80,000	SanDisk Corp., 1.500%, 8/15/2017	106,650
355,000	Xilinx, Inc., 2.625%, 6/15/2017	507,206

		7,578,550

	Wirelines – 0.0%
379,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(e)(h)(i)(j)	49,170

	Total Convertible Bonds (Identified Cost $18,682,772)	21,768,920

	Total Bonds and Notes (Identified Cost $147,679,458)	149,010,503

Senior Loans – 1.9%
	Automotive – 0.3%
473,813	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(b)	478,257

	Consumer Products – 0.0%
9,896	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	9,412

	Healthcare – 0.2%
430,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(b)	429,867

	Media Non-Cable – 0.1%
270,050	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/31/2015(b)	211,822

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Oil Field Services – 0.3%
$568,257	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	$545,998

	Other Utility – 0.2%
235,000	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	232,062
95,000	Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	93,338

		325,400

	Technology – 0.1%
40,625	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	40,936
88,928	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	89,632

		130,568

	Wirelines – 0.7%
1,246,875	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,218,820
25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	25,563

		1,244,383

	Total Senior Loans (Identified Cost $3,460,937)	3,375,707

Shares
Preferred Stocks – 5.4%

Convertible Preferred Stocks – 3.4%

	Automotive – 1.2%
39,522	General Motors Co., Series B, 4.750%(g)	1,903,379
2,500	Goodyear Tire & Rubber Co. (The), 5.875%	123,150

		2,026,529

	Banking – 0.1%
94	Bank of America Corp., Series L, 7.250%	104,387

	Independent Energy – 0.3%
390	Chesapeake Energy Corp., 5.000%	33,762
245	Chesapeake Energy Corp., Series A, 5.750%, 144A	251,278
3,638	SandRidge Energy, Inc., 7.000%	311,731

		596,771

	Metals & Mining – 0.8%
21,500	ArcelorMittal, 6.000%	403,555

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Metals & Mining – continued
54,082	Cliffs Natural Resources, Inc., 7.000%	$959,415

		1,362,970

	Non-Captive Diversified – 0.2%
8,025	iStar Financial, Inc., Series J, 4.500%	433,350

	Pipelines – 0.7%
20,675	El Paso Energy Capital Trust I, 4.750%	1,209,281

	REITs - Diversified – 0.1%
4,576	Weyerhaeuser Co., Series A, 6.375%	233,422

	Total Convertible Preferred Stocks (Identified Cost $5,860,302)	5,966,710

Non-Convertible Preferred Stocks – 2.0%

	Banking – 1.7%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,037,380
965	Ally Financial, Inc., Series G, 7.000%, 144A	917,203

		2,954,583

	Non-Captive Diversified – 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	308,907
7,500	iStar Financial, Inc., Series F, 7.800%	180,525
550	iStar Financial, Inc., Series G, 7.650%	12,909

		502,341

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,861)	3,456,924

	Total Preferred Stocks (Identified Cost $9,140,163)	9,423,634

Common Stocks – 2.2%

	Automobiles – 0.4%
53,720	Ford Motor Co.	831,048

	Chemicals – 0.1%
1,087	Ashland, Inc.	90,765

	Diversified Telecommunication Services – 0.0%
68	FairPoint Communications, Inc.(f)	568
593	Hawaiian Telcom Holdco, Inc.(f)	14,920

		15,488

	Gas Utilities – 0.6%
17,600	National Fuel Gas Co.	1,019,920

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 0.5%
46,500	KB Home	$912,795

	Oil, Gas & Consumable Fuels – 0.3%
14,882	Kinder Morgan, Inc.	567,748

	Pharmaceuticals – 0.2%
6,875	Merck & Co., Inc.	319,344

	Trading Companies & Distributors – 0.1%
2,696	United Rentals, Inc.(f)	134,557

	Total Common Stocks (Identified Cost $2,778,432)	3,891,665

Warrants – 0.1%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(e)(f)(i)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(f)	115,261

	Total Warrants (Identified Cost $29,891)	115,261

Principal Amount (‡)
Short-Term Investments – 4.2%
$24,569	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $24,569 on 7/01/2013 collateralized by $30,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $28,260 including accrued interest(k)	24,569
7,225,972	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013, at 0.000% to be repurchased at $7,225,972 on 7/01/2013 collateralized by $7,640,000 Federal Home Loan Mortgage Corp., 1.650% due 11/15/2019 valued at $7,372,600 including accrued interest(k)	7,225,972

	Total Short-Term Investments (Identified Cost $7,250,541)	7,250,541

	Total Investments – 99.3% (Identified Cost $170,339,422)(a)	173,067,311
	Other assets less liabilities – 0.7%	1,269,160

	Net Assets – 100.0%	$174,336,471

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $170,600,107 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,602,005
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,134,801)

Net unrealized appreciation	$2,467,204

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	Illiquid security. At June 30, 2013, the value of these securities amounted to $761,689 or 0.4% of net assets.
(f)	Non-income producing security.
(g)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Fair valued by the Fund’s investment adviser. At June 30, 2013, the value of these securities amounted to $49,170 or less than 0.1% of net assets.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)

It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $39,879,606 or 22.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar
UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	7/31/2013	Euro	2,570,000	$3,345,624	$(25,715)
Sell	7/31/2013	Euro	600,000	781,080	5,314
Sell	7/31/2013	Euro	12,275,000	15,979,584	(971)

Total					$(21,372)

[1]	Counterparty is Barclays Bank PLC.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$32,813	$748,919	$781,732
All Other Non-Convertible Bonds*	—	126,459,851	—	126,459,851

Total Non-Convertible Bonds	—	126,492,664	748,919	127,241,583

Convertible Bonds
Wirelines	—	—	49,170	49,170

All Other Convertible Bonds*	—	21,719,750	—	21,719,750

Total Convertible Bonds	—	21,719,750	49,170	21,768,920

Total Bonds and Notes	—	148,212,414	798,089	149,010,503

Senior Loans*	—	3,375,707	—	3,375,707
Preferred Stocks
Convertible Preferred Stocks*	5,966,710	—	—	5,966,710
Non-Convertible Preferred Stocks
Banking	2,037,380	917,203	—	2,954,583
Non-Captive Diversified	502,341	—	—	502,341

Total Non-Convertible Preferred Stocks	2,539,721	917,203	—	3,456,924

Total Preferred Stocks	8,506,431	917,203	—	9,423,634

Common Stocks*	3,891,665	—	—	3,891,665
Warrants**	115,261	—	—	115,261
Short-Term Investments	—	7,250,541	—	7,250,541

Total Investments	12,513,357	159,755,865	798,089	173,067,311

Forward Foreign Currency Contracts (unrealized appreciation)	—	5,314	—	5,314

Total	$12,513,357	$159,761,179	$798,089	$173,072,625

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(26,686)	$—	$(26,686)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Includes a security fair valued at zero using Level 2 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$6,665	$2,368	$(8,622)	$345,000	$(9,996)	$413,504	$—	$748,919	$(8,622)
Transportation Services	234,438	—	—	—	—	—	—	(234,438)	—	—
Convertible Bonds
Wirelines	—	—	(8)	(1,015)	100,386	(50,193)	—	—	49,170	(1,015)

Total	$234,438	$6,665	$2,360	$(9,637)	$445,386	$(60,189)	$413,504	$(234,438)	$798,089	$(9,637)

Debt securities valued at $413,504 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

A debt security valued at $234,438 was transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC	$(21,372)	$20,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of June 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $25,314 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $20,000.

The following is a summary of derivative instruments for the Fund, as of June 30, 2013:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$5,314

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(26,686)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Unfunded Loan Commitments

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments are marked-to-market daily with the resulting unrealized appreciation (depreciation) recorded on the Fund’s books and records. As of June 30, 2013, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Power Team Services LLC	$30,000

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	11.2%
Technology	7.1
Home Construction	6.7
Wirelines	6.4
Metals & Mining	6.3
ABS Home Equity	4.7
Banking	4.3
Independent Energy	3.9
Chemicals	3.5
Wireless	3.0
Healthcare	2.4
Building Materials	2.3
Pharmaceuticals	2.3
Non-Captive Consumer	2.1
Automotive	2.1
Oil Field Services	2.0
Other Investments, less than 2% each	24.8
Short-Term Investments	4.2

Total Investments	99.3
Other assets less liabilities (including open forward foreign currency contracts)	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 97.7% of Net Assets

Non-Convertible Bonds – 97.5%

	Belgium – 2.9%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	$130,730
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)	163,175
130,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)(b)	184,495

		478,400

	Brazil – 1.7%
350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	144,307
100,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	135,827

		280,134

	Canada – 4.1%
190,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	187,856
100,000	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	94,936
70,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)	72,467
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	210,445
95,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	100,175

		665,879

	Finland – 2.1%
220,000	Finland Government Bond, 4.000%, 7/04/2025, (EUR)	339,364

	France – 4.3%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	66,343
100,000	Bouygues, S.A., 3.641%, 10/29/2019, (EUR)	138,680
355,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	493,554

		698,577

	Germany – 7.4%
525,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(b)	694,163
30,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	44,445
320,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)(b)	477,882

		1,216,490

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Ireland – 1.0%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	$171,846

	Italy – 8.2%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	74,273
355,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	413,187
370,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(b)	504,570
150,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	206,164
60,000	Republic of Italy, 6.875%, 9/27/2023	69,564
45,000	Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	65,247

		1,333,005

	Japan – 24.1%
90,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	980,675
43,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	436,065
87,000,000	Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	922,866
40,500,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	433,179
26,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	273,220
81,500,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	883,585

		3,929,590

	Jersey – 0.9%
100,000	Heathrow Funding Ltd., 4.375%, 1/25/2019, (EUR)	142,704

	Korea – 1.3%
1,000,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	158,272
2,300,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	54,423

		212,695

	Luxembourg – 0.3%
50,000	ArcelorMittal, 6.000%, 3/01/2021	49,750

	Malaysia – 1.9%
580,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)	182,929
370,000	Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	120,119

		303,048

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Mexico – 3.3%
2,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$149,481
47,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	382,458

			531,939

		Netherlands – 3.6%
50,000		BMW Finance NV, 2.375%, 1/24/2023, (EUR)	64,484
50,000		Deutsche Telekom International Finance BV, EMTN, 5.750%, 4/14/2015, (EUR)	70,766
50,000		EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	66,709
190,000		Netherlands Government Bond, 4.500%, 7/15/2017, 144A, (EUR)	283,095
75,000		Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	99,588

			584,642

		New Zealand – 0.8%
155,000		New Zealand Government Bond, 6.000%, 4/15/2015, (NZD)	126,653

		Norway – 1.3%
30,000		Eksportfinans ASA, 2.000%, 9/15/2015	28,800
1,000,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	180,302

			209,102

		Philippines – 0.7%
5,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	117,837

		Poland – 2.5%
520,000		Poland Government Bond, 4.750%, 4/25/2017, (PLN)	163,174
225,000		Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)	246,903

			410,077

		Singapore – 1.6%
270,000		Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	214,594
65,000		Singapore Government Bond, 3.250%, 9/01/2020, (SGD)	55,388

			269,982

		Spain – 2.7%
50,000		Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	81,645
200,000		Spain Government Bond, 5.850%, 1/31/2022, (EUR)(b)	283,057

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Spain – continued
$75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	$77,321

		442,023

	Sweden – 1.0%
1,050,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)(b)	167,440

	Thailand – 0.6%
3,000,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	96,854

	Turkey – 0.7%
215,000	Turkey Government Bond, 9.000%, 3/05/2014, (TRY)	112,588

	United Kingdom – 8.5%
90,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	134,778
50,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	75,266
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	87,954
105,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	178,931
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	86,793
100,000	FCE Bank PLC, EMTN, 4.825%, 2/15/2017, (GBP)	163,149
80,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	125,167
145,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(b)	251,002
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	74,547
110,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	206,162

		1,383,749

	United States – 10.0%
130,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/2019	128,712
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	132,540
50,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.700%, 8/17/2017, (EUR)(c)	64,554
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	83,986
45,000	Continental Resources, Inc., 4.500%, 4/15/2023, 144A	43,763
45,000	HCA, Inc., 8.360%, 4/15/2024	50,850
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(b)	213,079

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$50,000	International Lease Finance Corp., 5.875%, 8/15/2022	$49,562
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	43,200
50,000	JPMorgan Chase & Co., EMTN, 0.611%, 10/12/2015, (EUR)(c)	63,679
50,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	66,566
50,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	68,382
15,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	23,122
50,000	Pfizer, Inc., 4.550%, 5/15/2017, (EUR)	73,606
75,000	Sprint Nextel Corp., 6.000%, 11/15/2022	73,500
165,000	U.S. Treasury Note, 0.250%, 11/30/2013(d)	165,097
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	44,212
45,000	US Airways Pass Through Trust, Series 2013-1, Class A, 3.950%, 5/15/2027	43,313
100,000	Wachovia Corp., EMTN, 4.375%, 11/27/2018, (EUR)	142,310
50,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	67,198

		1,641,231

	Total Non-Convertible Bonds (Identified Cost $17,071,716)	15,915,599

Convertible Bonds – 0.2%

	United States – 0.2%
20,000	Intel Corp., 2.950%, 12/15/2035 (Identified Cost $20,907)	21,763

	Total Bonds and Notes (Identified Cost $17,092,623)	15,937,362

Shares
Preferred Stocks – 0.1%

	Non-Captive Diversified – 0.1%
326	iStar Financial, Inc., Series J, 4.500% (Identified Cost $16,300)	17,604

Principal Amount (‡)
Short-Term Investments – 0.7%
$116,693	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $116,693 on 7/01/2013 collateralized by $125,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $122,656 including accrued interest(e) (Identified Cost $116,693)	116,693

Total Investments – 98.5% (Identified Cost $17,225,616)(a)	$16,071,659
Other assets less liabilities – 1.5%	249,030

Net Assets – 100.0%	$16,320,689

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Credit default swap agreements are valued ay mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized depreciation on investments based on a cost of $17,315,701 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$196,137
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,440,179)

Net unrealized depreciation	$(1,244,042)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(d)	All or a portion of this security has been pledged as initial margin for open futures contracts.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $770,316 or 4.7% of net assets.
EMTN	Euro Medium Term Note
MTN	Medium Term Note

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	7/05/2013	Brazilian Real	330,000	$147,792	$3,169
Sell[1]	9/27/2013	British Pound	122,000	185,451	2,876
Buy[2]	9/18/2013	Canadian Dollar	430,000	408,098	(7,289)
Buy[1]	9/18/2013	Euro	215,000	279,950	(4,663)
Buy[3]	9/20/2013	Malaysian Ringgit	290,000	91,316	209
Sell[1]	9/24/2013	Philippine Peso	3,900,000	90,184	(2,524)
Buy[1]	9/11/2013	South Korean Won	630,000,000	549,826	(10,348)
Buy[4]	9/11/2013	South Korean Won	104,700,000	91,376	(1,716)
Sell[1]	9/24/2013	Thai Baht	4,300,000	138,051	(1,282)
Sell[4]	9/17/2013	Turkish Lira	224,000	114,759	4,198

Total					$(17,370)

At June 30, 2013, the Fund had the following open forward foreign cross currency contracts:

	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
	7/03/2013	Japanese Yen	4,694,702	Singapore Dollar[1]	62,000	$1,580
	8/02/2013	Japanese Yen	20,669,560	Thai Baht[4]	6,200,000	(8,841)
	10/03/2013	Japanese Yen	4,813,984	Singapore Dollar[1]	62,000	365
	9/04/2013	Malaysian Ringgit	150,000	Japanese Yen[4]	4,506,600	(1,829)
	9/04/2013	Malaysian Ringgit	430,000	Japanese Yen[4]	14,327,600	8,964
	7/03/2013	Singapore Dollar	62,000	Japanese Yen[1]	4,815,063	(366)
	9/24/2013	South Korean Won	187,000,000	Japanese Yen[4]	15,599,322	(5,784)

Total						$(5,911)

[1]	Counterparty is Barclays Bank PLC.
[2]	Counterparty is UBS AG.
[3]	Counterparty is JP Morgan Chase Bank, N.A.
[4]	Counterparty is Credit Suisse International.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	9/06/2013	5	$814,833	$(6,452)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$1,597,918	$43,313	$1,641,231
All Other Non-Convertible Bonds*	—	14,274,368	—	14,274,368

Total Non-Convertible Bonds	—	15,872,286	43,313	15,915,599

Convertible Bonds*	—	21,763	—	21,763

Total Bonds and Notes	—	15,894,049	43,313	15,937,362

Preferred Stocks*	17,604	—	—	17,604
Short-Term Investments	—	116,693	—	116,693

Total Investments	17,604	16,010,742	43,313	16,071,659

Forward Foreign Currency Contracts (unrealized appreciation)	—	21,361	—	21,361

Total	$17,604	$16,032,103	$43,313	$16,093,020

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(44,642)	$—	$(44,642)
Futures Contracts (unrealized depreciation)	(6,452)	—	—	(6,452)

Total	$(6,452)	$(44,642)	$—	$(51,094)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
United States	$—	$—	$—	$(1,687)	$45,000	$—	$—	$—	$43,313	$(1,687)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2013, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the period ended June 30, 2013, the Fund used futures contracts to manage duration.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2013, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays Bank PLC	$(11,193)	$—
Credit Suisse International	(5,008)	—
UBS AG	(7,289)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin or as collateral may be subject to bankruptcy court proceedings. As of June 30, 2013, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including securities held at or pledged to counterparties for initial/variation margin or as collateral that could be subject to the terms of a final settlement in a bankruptcy court proceeding, is $46,869 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $25,717.

The following is a summary of derivative instruments for the Fund, as of June 30, 2013:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$—	$21,361

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$—	$(44,642)
Futures (unrealized depreciation)	(6,452)	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	61.2%
Government Guaranteed	6.0
Wirelines	3.2
Banking	3.0
Sovereigns	2.8
Media Non-Cable	2.0
Automotive	2.0
Other Investments, less than 2% each	17.6
Short-Term Investments	0.7

Total Investments	98.5
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	1.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

Euro	38.2%
Japanese Yen	24.1
British Pound	10.6
United States Dollar	6.4
Mexican Peso	3.3
Canadian Dollar	2.8
Norwegian Krone	2.1
Other, less than 2% each	11.0

Total Investments	98.5
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 92.7% of Net Assets

Non-Convertible Bonds – 87.7%

	ABS Car Loan – 0.8%
$277,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	$278,031
21,683,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	23,351,897
20,999,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	22,437,069
18,620,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 1.943%, 9/15/2021, 144A(b)	18,684,034
16,736,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 1.943%, 9/15/2021, 144A(b)	16,776,133
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,379,479

		86,906,643

	ABS Credit Card – 0.3%
19,182,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	20,207,527
14,465,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	14,839,007
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,552,724

		37,599,258

	ABS Other – 1.1%
1,272,468	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,285,571
4,940,276	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	5,053,013
22,735,078	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	23,467,716
20,427,267	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	20,813,282
38,695,034	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	44,150,221
15,235,893	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	15,557,599
4,287,110	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	4,340,025
10,249,648	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	10,894,607

		125,562,034

	Aerospace & Defense – 0.8%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,100,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021	86,824,920

		88,924,920

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – 2.7%
$5,215,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	$5,201,963
12,000,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	11,340,000
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	18,523,400
57,977	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	58,557
608,348	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	641,807
794,940	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	884,371
8,369,500	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,373,840
1,699,087	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,852,005
3,095,792	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,297,018
52,594,416	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	58,379,802
11,158,179	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,827,669
24,373,290	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	27,968,350
18,418,281	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	21,549,389
3,065,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,187,600
1,735,318	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,961,777
12,273,549	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	13,408,853
29,029,607	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	33,746,918
2,420,207	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,662,228
18,071,151	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	19,381,310
5,499,714	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	5,678,454
22,780,759	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	24,375,412
546,191	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	628,120
15,830,279	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	17,888,215
9,930,000	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	9,830,700

		303,647,758

	Automotive – 1.0%
36,651,000	Cummins, Inc., 5.650%, 3/01/2098	34,713,811
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,110,114

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$2,426,000	Ford Motor Co., 6.375%, 2/01/2029	$2,570,987
125,000	Ford Motor Co., 6.500%, 8/01/2018	141,603
255,000	Ford Motor Co., 6.625%, 2/15/2028	270,903
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	5,531,944
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	3,820,971
4,823,000	Ford Motor Co., 7.450%, 7/16/2031	5,774,168
240,000	Ford Motor Co., 7.500%, 8/01/2026	277,545
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,332,120
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	45,414,326
924,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	1,001,719
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,343,337

		113,303,548

	Banking – 14.1%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	29,230,269
1,634,000	Ally Financial, Inc., 6.750%, 12/01/2014	1,719,785
2,510,000	Ally Financial, Inc., 7.500%, 12/31/2013	2,572,750
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,730,575
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,273,837
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	42,490,351
11,400,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	4,700,294
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,844,761
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	10,990,944
11,100,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	11,835,519
5,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	4,599,153
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,875,848
17,249,000	Bank of America NA, 5.300%, 3/15/2017	18,707,989
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,142,296
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,491,669

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	$33,197,023
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,347,392
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	361,473
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	10,036,513
2,770,000	Citigroup, Inc., 3.375%, 3/01/2023	2,649,821
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	15,268,244
51,425,000	Citigroup, Inc., 4.450%, 1/10/2017	55,065,376
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,729,436
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	2,428,665
10,000,000	Citigroup, Inc., 5.375%, 8/09/2020	11,057,990
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	2,634,318
5,445,000	Citigroup, Inc., 6.125%, 5/15/2018	6,233,098
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	8,522,970
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	36,306,803
2,398,000	Citigroup, Inc., EMTN, 1.469%, 11/30/2017, (EUR)(b)	2,949,681
4,625,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	4,857,309
27,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	27,234,829
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	81,435,352
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,181,278
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	115,066,808
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,210,184
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,121,120
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,058,837
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	668,500
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	27,344,543
2,950,000	JPMorgan Chase & Co., EMTN, 1.053%, 5/30/2017, (GBP)(b)	4,195,159
12,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	1,164,816

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	$1,584,040
100,000	Keybank NA, 6.950%, 2/01/2028	121,664
9,787,000	Lloyds TSB Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	9,699,339
81,622,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	87,018,602
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	6,977,624
4,300,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	4,656,070
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	101,693,557
9,780,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	4,185,762
3,132,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,283,442
11,641,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	13,397,895
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	42,913,192
2,652,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,994,543
78,200,000	Morgan Stanley, 2.125%, 4/25/2018	74,839,824
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,385,422
53,869,000	Morgan Stanley, 3.750%, 2/25/2023	51,514,009
14,023,000	Morgan Stanley, 3.800%, 4/29/2016	14,584,775
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	27,165,700
4,585,000	Morgan Stanley, 4.875%, 11/01/2022	4,529,526
56,867,000	Morgan Stanley, 5.500%, 7/24/2020	61,239,162
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,404,167
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	123,971,307
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	60,383,132
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	921,597
5,400,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	5,796,290
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	23,478,321
9,410,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	8,694,078
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	3,651,313

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	$41,064,993
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,879,231
9,400,000	Morgan Stanley, Series F, MTN, 0.727%, 10/18/2016(b)	9,099,849
9,044,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,034,689
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,637,280
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,073,205
8,638,000	National City Corp., 6.875%, 5/15/2019	10,332,154
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	34,161,363
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	6,703,451
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	8,365,376
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	1,938,856
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	754,530
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	17,063,282
1,000,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,331,288
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,908,421
1,400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,427,926
8,100,000	Santander US Debt SAU, 3.724%, 1/20/2015, 144A	8,175,816
30,886,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	32,608,512
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,712,203

		1,570,890,356

	Brokerage – 1.5%
55,355,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	55,642,016
13,100,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	13,405,269
43,310,000	Jefferies Group LLC, 5.125%, 1/20/2023	42,976,036
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	18,815,570
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	8,628,600
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,861,948

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$23,835,000	Jefferies Group LLC, 8.500%, 7/15/2019	$28,721,175

		170,050,614

	Building Materials – 1.1%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,806,000
10,942,000	Masco Corp., 5.850%, 3/15/2017	11,543,810
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,145,280
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,027,710
28,539,000	Masco Corp., 7.125%, 3/15/2020	31,820,985
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,320,062
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	3,729,003
4,949,000	Owens Corning, Inc., 6.500%, 12/01/2016	5,524,494
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	44,278,013
1,037,000	USG Corp., 6.300%, 11/15/2016	1,057,740

		124,253,097

	Chemicals – 0.0%
1,700,000	Methanex Corp., 5.250%, 3/01/2022	1,782,032
2,349,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	2,525,356

		4,307,388

	Commercial Mortgage-Backed Securities – 3.5%
2,477,877	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,713,075
33,167,701	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	36,512,199
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	13,287,852
52,326,248	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.871%, 6/15/2039(b)	58,151,677
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.954%, 9/15/2039(b)	38,337,526
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,493,791
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	66,202,423
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	66,424,834
23,544,272	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	26,368,596

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Commercial Mortgage-Backed Securities – continued
$21,524,263	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	$23,831,104
15,928,923	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 6.003%, 6/15/2049(b)	17,825,994
3,131,798	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.061%, 6/15/2038(b)	3,475,992
1,311,441	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,451,048
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.982%, 8/12/2045, 144A(b)	10,677,700
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,502,544
3,621,142	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	3,999,903
6,222,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	6,905,673
4,250,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.722%, 3/15/2044, 144A(b)	4,030,619

		395,192,550

	Construction Machinery – 0.2%
12,074,000	Case New Holland, Inc., 7.750%, 9/01/2013	12,149,463
6,787,000	Toro Co., 6.625%, 5/01/2037(c)	6,768,410
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	433,000

		19,350,873

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,195,402
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,773,349

		21,968,751

	Diversified Manufacturing – 0.2%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,652,294
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,215,333
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	18,758,046

		21,625,673

	Electric – 1.9%
33,118,493	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	34,746,499
10,331,144	Bruce Mansfield Unit, 6.850%, 6/01/2034	11,286,878
17,435,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	19,211,435

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	$12,070,013
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,296,000
1,000,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	1,330,598
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,221,273
979,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	982,950
4,491,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,220,316
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	37,358,426
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	9,019,565
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	10,409,700
3,600,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	3,692,988
7,210,570	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	7,379,240
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	58,038,064
2,850,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	2,130,375

		217,394,320

	Entertainment – 0.0%
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,163,567

	Financial Other – 1.0%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	69,912,841
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	36,955,344

		106,868,185

	Food & Beverage – 0.0%
2,450,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	4,115,318

	Government Guaranteed – 0.5%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	12,142,667
11,311,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	10,244,971
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,735,628
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	26,759,841

		52,883,107

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – 1.0%
$3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	$4,129,200
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	43,353,187
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	59,946,950
26,030,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,558,415
27,800,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	2,730,702
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,257,394

		113,975,848

	Health Insurance – 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	1,992,806
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,545,324

		3,538,130

	Healthcare – 1.2%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,706,398
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,545,028
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,673,617
9,278,000	HCA, Inc., 5.750%, 3/15/2014	9,463,560
802,000	HCA, Inc., 5.875%, 3/15/2022	823,053
52,905,000	HCA, Inc., 5.875%, 5/01/2023	53,037,262
3,729,000	HCA, Inc., 6.375%, 1/15/2015	3,906,127
3,127,000	HCA, Inc., 6.500%, 2/15/2016	3,369,343
357,000	HCA, Inc., 6.750%, 7/15/2013	357,000
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,877,280
2,241,000	HCA, Inc., 7.190%, 11/15/2015	2,420,280
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,283,760
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,320,460
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,111,560
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,705,320
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,270,940

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$3,083,340
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016	2,447,164
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,892,000

		128,293,492

	Home Construction – 0.1%
2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(e)	682,040
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	8,464,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,335,145

		12,481,185

	Independent Energy – 0.8%
1,065,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,144,875
1,015,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,101,275
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,931,851
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	68,089,936
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,022,800

		89,290,737

	Industrial Other – 0.0%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,267,187

	Life Insurance – 0.8%
7,100,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	11,554,654
6,910,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,769,673
2,036,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	2,244,356
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	898,881
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,828,488
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,288,640
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	10,474,698
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	6,710,590
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,324,021
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	18,821,211

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$4,732,000	Unum Group, 7.125%, 9/30/2016	$5,472,497

		92,387,709

	Local Authorities – 2.7%
59,530,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	62,805,538
800,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	750,854
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,087,500
99,450,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	91,151,813
68,930,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	69,571,242
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	17,682,310
13,590	Province of Alberta, 5.930%, 9/16/2016, (CAD)	14,058
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	608,858
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	24,598,677
26,518,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	25,220,589

		298,491,439

	Lodging – 0.5%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	55,666,960
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	111,567

		55,778,527

	Media Cable – 1.0%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	18,803,375
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	13,364,692
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,518,515
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	73,885,191

		110,571,773

	Media Non-Cable – 0.5%
5,000,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	4,750,000
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	23,432,755
4,482,000	News America, Inc., 8.150%, 10/17/2036	5,684,023
5,000,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	5,175,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Media Non-Cable – continued
$6,250,000		R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	$6,375,000
10,870,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	11,413,500

			56,830,278

		Metals & Mining – 2.2%
15,000,000		Alcoa, Inc., 5.400%, 4/15/2021	14,601,195
15,060,000		Alcoa, Inc., 5.870%, 2/23/2022	14,653,455
45,700,000		Alcoa, Inc., 5.900%, 2/01/2027	42,747,597
5,505,000		Alcoa, Inc., 5.950%, 2/01/2037	4,907,394
5,804,000		Alcoa, Inc., 6.750%, 1/15/2028	5,767,632
430,000		ArcelorMittal, 6.000%, 3/01/2021	427,850
6,885,000		ArcelorMittal, 6.125%, 6/01/2018	7,091,550
4,085,000		ArcelorMittal, 6.750%, 2/25/2022	4,187,125
47,920,000		ArcelorMittal, 7.250%, 3/01/2041	44,805,200
19,365,000		ArcelorMittal, 7.500%, 10/15/2039	18,396,750
20,625,000		Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	18,150,000
4,500,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	3,465,000
24,155,000		Plains Exploration & Production Co., 6.500%, 11/15/2020	25,609,252
1,943,000		United States Steel Corp., 6.050%, 6/01/2017	2,020,720
4,612,000		United States Steel Corp., 6.650%, 6/01/2037	3,885,610
31,210,000		United States Steel Corp., 7.000%, 2/01/2018	32,770,500
3,655,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,700,644

			247,187,474

		Mortgage Related – 0.0%
55,085		FHLMC, 5.000%, 12/01/2031	58,977
8,105		FNMA, 6.000%, 7/01/2029	9,013

			67,990

		Non-Captive Consumer – 2.5%
90,196,000		SLM Corp., 5.500%, 1/25/2023	85,884,992
62,425	(††)	SLM Corp., 6.000%, 12/15/2043	1,425,215

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$7,371,000	SLM Corp., MTN, 3.875%, 9/10/2015	$7,445,101
2,270,000	SLM Corp., MTN, 4.625%, 9/25/2017	2,235,950
6,550,000	SLM Corp., MTN, 6.250%, 1/25/2016	6,943,000
8,895,000	SLM Corp., MTN, 7.250%, 1/25/2022	9,339,750
641,000	SLM Corp., MTN, 8.000%, 3/25/2020	693,882
5,616,000	SLM Corp., Series A, MTN, 0.576%, 1/27/2014(b)	5,566,613
15,792,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	15,317,340
19,496,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	16,181,680
29,081,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	32,279,910
4,893,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,880,767
87,676,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	86,032,075

		274,226,275

	Non-Captive Diversified – 2.7%
5,543,000	Ally Financial, Inc., 8.000%, 12/31/2018	6,277,448
3,500,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,415,233
10,350,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	9,841,915
1,874,000	General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,792,809
1,365,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	1,289,469
35,580,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	26,874,824
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	11,723,312
51,370,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	41,230,205
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	30,005,738
10,247,000	General Electric Capital Corp., Series A, MTN, 0.577%, 5/13/2024(b)	9,216,982
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	21,776,108
210,000	International Lease Finance Corp., 3.875%, 4/15/2018	197,400
35,005,000	International Lease Finance Corp., 5.875%, 4/01/2019	35,355,050
548,000	International Lease Finance Corp., 5.875%, 8/15/2022	543,205
26,200,000	International Lease Finance Corp., 6.250%, 5/15/2019	26,920,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	$66,762,995
1,473,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,483,311
1,415,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,439,763

		296,146,267

	Oil Field Services – 0.6%
5,965,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,654,029
22,583,000	Nabors Industries, Inc., 9.250%, 1/15/2019	28,019,338
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	28,058,204
587,000	Transocean Ltd., 7.375%, 4/15/2018	672,626

		63,404,197

	Paper – 1.1%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	4,993,268
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	25,898,221
715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	893,149
2,672,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,402,709
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	830,374
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,440,196
7,049,000	International Paper Co., 8.700%, 6/15/2038	9,567,009
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(c)	5,559,391
5,068,000	Westvaco Corp., 8.200%, 1/15/2030	5,997,623
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	29,712,763
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,708,569
18,254,000	Weyerhaeuser Co., 7.375%, 3/15/2032	21,913,361

		118,916,633

	Pipelines – 3.2%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	683,296
528,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	594,504
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,157,887
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,323,937

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$17,765,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	$19,726,114
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,455,894
55,614,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	64,448,228
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	324,542
27,207,950	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	28,501,307
26,165,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	25,380,050
635,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	558,800
13,790,000	NiSource Finance Corp., 6.125%, 3/01/2022	15,562,898
24,110,000	NiSource Finance Corp., 6.400%, 3/15/2018	28,007,020
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,575,846
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,452,589
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	56,985,438
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,717,496
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,135,505
15,683,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	18,508,685
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,700,429
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	22,290,871

		355,091,336

	Property & Casualty Insurance – 0.5%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,903,929
3,083,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,543,372
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	9,653,208
1,889,000	MBIA Insurance Corp., 11.537%, 1/15/2033, 144A(b)(e)	1,615,095
14,575,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	14,647,875
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	8,319,041
13,521,000	Willis North America, Inc., 7.000%, 9/29/2019	15,529,031
2,212,000	XL Group PLC, 6.250%, 5/15/2027	2,527,073

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$1,463,000	XL Group PLC, 6.375%, 11/15/2024	$1,660,449

		60,399,073

	Property Trust – 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	42,742,680

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	12,001,358
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	227,875
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,445,850
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	177,630

		13,852,713

	Real Estate Operations/Development – 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,850,007

	Refining – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	7,822,345

	REITs - Apartments – 0.3%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	13,102,005
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,338,520

		31,440,525

	REITs - Diversified – 0.2%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,594,080
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	22,508,710

		27,102,790

	REITs - Healthcare – 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	6,626,537

	REITs - Office Property – 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	22,754,792
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,274,205

		36,028,997

	REITs - Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,444,935

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Single Tenant – 0.3%
$5,862,000	Realty Income Corp., 5.750%, 1/15/2021	$6,455,000
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	30,118,195

		36,573,195

	REITs - Warehouse/Industrials – 0.6%
3,873,000	ProLogis LP, 5.625%, 11/15/2015	4,194,711
11,179,000	ProLogis LP, 5.625%, 11/15/2016	12,486,216
10,889,000	ProLogis LP, 5.750%, 4/01/2016	11,954,086
9,698,000	ProLogis LP, 6.625%, 5/15/2018	11,162,398
18,869,000	ProLogis LP, 7.375%, 10/30/2019	22,707,841

		62,505,252

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,051,907

	Retailers – 0.4%
7,996,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	7,016,490
8,139,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	6,348,420
8,656,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	6,405,440
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,755,236
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,098,587

		39,624,173

	Sovereigns – 1.2%
44,750,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	18,450,714
24,178,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	11,106,483
52,555,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	56,098,258
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	35,616,000
1,415,381,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	8,563,298
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,398,388
820,777,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	5,419,473

		137,652,614

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – 0.3%
$4,130,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	$4,956,000
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,063,995
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,772,622
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,177,075
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	6,260,625
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	675,510
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021, 144A	16,079,700

		37,985,527

	Supranational – 0.9%
11,745,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	5,265,735
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	9,367,816
410,030,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	39,974,310
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	10,803,591
15,070,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	11,959,445
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	23,762,293

		101,133,190

	Technology – 2.0%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,484,500
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,178,139
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,687,864
56,271,000	Corning, Inc., 7.000%, 5/15/2024	69,356,089
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,118,545
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	8,183,306
112,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	114,940
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	75,473,970
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,660,557
19,078,000	KLA-Tencor Corp., 6.900%, 5/01/2018	22,208,910
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,555,177

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$2,115,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	$2,491,851
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,486,033
561,000	Xerox Corp., 6.350%, 5/15/2018	642,951
7,110,000	Xerox Corp., 6.750%, 2/01/2017	8,043,358

		218,686,190

	Textile – 0.0%
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,331,978

	Transportation Services – 0.7%
8,436,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,795,605
2,824,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,186,048
51,504,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	60,646,011

		73,627,664

	Treasuries – 21.9%
106,195,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	99,604,387
206,210,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	198,351,393
372,145,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	362,435,331
90,055,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	88,998,350
156,655,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	154,886,915
194,485,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	202,987,824
4,159,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	4,245,723
183,949,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	194,775,703
45,023,516	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	62,504,401
66,038,126	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	89,742,039
29,854,296	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	41,638,306
23,183,488	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	32,715,244
1,130,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,487,190
1,130,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,533,964
1,120,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,602,740

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
1,890,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	$16,946,572
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	94,111,298
974,276,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	175,664,320
802,302,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	140,678,733
18,786,446		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	20,875,351
4,599,829		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	5,526,338
43,375,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	50,355,822
6,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	4,802,821
227,965,000		U.S. Treasury Bond, 2.750%, 11/15/2042	196,548,687
235,390,000		U.S. Treasury Bond, 2.875%, 5/15/2043	208,320,150

			2,451,339,602

		Wireless – 0.8%
559,910,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	41,848,027
31,416,000		Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	40,803,007
6,373,000		Sprint Capital Corp., 6.875%, 11/15/2028	6,118,080
2,594,000		Sprint Capital Corp., 6.900%, 5/01/2019	2,697,760
612,000		Sprint Capital Corp., 8.750%, 3/15/2032	673,200
91,000		Sprint Nextel Corp., 6.000%, 12/01/2016	96,005

			92,236,079

		Wirelines – 4.5%
406,000		Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	484,706
2,936,000		BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,817,841
62,040,000		CenturyLink, Inc., 6.450%, 6/15/2021	64,676,700
4,990,000		CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,865,250
2,708,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,572,600
111,506,000		Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	131,043,524
24,103,000		Embarq Corp., 7.995%, 6/01/2036	25,432,184
825,000		Level 3 Financing, Inc., 7.000%, 6/01/2020	822,938

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	$216,000
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	2,155,646
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	9,811,713
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	24,235,770
200,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	272,045
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	390,983
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,876,290
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,644,800
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,807,000
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,416,965
333,000	Qwest Corp., 6.500%, 6/01/2017	376,846
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,009,400
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,691,340
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,149,348
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,521,370
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	42,085,680
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,096,689
4,200,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	4,020,656
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	538,177
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,005,170
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	15,782,212
1,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	2,531,833
2,700,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,894,139
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	2,928,394
8,800,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	13,761,393
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	14,528,298
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	56,934,349

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	$3,291,129
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,196,507

		506,885,885

	Total Non-Convertible Bonds (Identified Cost $9,072,581,733)	9,805,898,295

Convertible Bonds – 4.2%

	Automotive – 0.6%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	62,928,036

	Independent Energy – 0.4%
34,700,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	32,683,062
11,225,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,140,813

		43,823,875

	Life Insurance – 0.7%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	82,029,375

	Media Non-Cable – 0.0%
389,506	Liberty Media LLC, 3.500%, 1/15/2031	199,622

	Metals & Mining – 0.2%
17,800,000	United States Steel Corp., 2.750%, 4/01/2019	17,566,375

	REITs - Warehouse/Industrials – 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	31,582,546

	Technology – 2.0%
35,120,000	Intel Corp., 2.950%, 12/15/2035	38,214,950
137,016,000	Intel Corp., 3.250%, 8/01/2039	174,609,765
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	12,774,453
30,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	46,575
85,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	135,787

		225,781,530

	Wirelines – 0.0%
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,405,132

	Total Convertible Bonds (Identified Cost $379,162,746)	467,316,491

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 0.8%

	District of Columbia – 0.2%
$14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	$17,015,588

	Illinois – 0.5%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	508,715
24,640,000	State of Illinois, 5.100%, 6/01/2033	22,864,934
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	29,656,764

		53,030,413

	Michigan – 0.0%
2,345,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,015,012

	Ohio – 0.0%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	4,091,516

	Virginia – 0.1%
13,845,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	10,395,933

	Total Municipals (Identified Cost $88,206,297)	86,548,462

	Total Bonds and Notes (Identified Cost $9,539,950,776)	10,359,763,248

Senior Loans – 1.4%

	Non-Captive Diversified – 0.7%
28,074,826	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(b)	28,238,502
17,539,056	AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.500%, 6/10/2016(b)	17,525,902
40,375,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(b)	40,274,063

		86,038,467

	Media Cable – 0.3%
31,755,000	CSC Holdings, Inc., New Term Loan B, 2.695%, 4/17/2020(b)	31,358,062

	Chemicals – 0.2%
21,878,361	Tronox Pigments (Netherlands) B.V., 2013 Term Loan, 4.500%, 3/19/2020(b)	21,947,934

	Supermarket – 0.1%
9,233,158	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	9,162,616

	Healthcare – 0.1%
6,535,874	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(b)	6,547,704

	Total Senior Loans (Identified Cost $155,075,965)	155,054,783

Shares	Description	Value (†)
Common Stocks – 2.2%

	Electronic Equipment, Instruments & Components – 2.2%
17,550,000	Corning, Inc. (Identified Cost $226,654,590)	$249,736,500

Preferred Stocks – 0.2%

	Independent Energy – 0.0%
43,031	Chesapeake Energy Corp., 5.000%	3,725,194

	Metals & Mining – 0.1%
340,285	ArcelorMittal, 6.000%	6,387,150

	REITs - Diversified – 0.1%
258,873	Weyerhaeuser Co., Series A, 6.375%	13,205,112

	Total Preferred Stocks (Identified Cost $25,066,559)	23,317,456

Principal Amount
Short-Term Investments – 0.9%

$397,203	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $397,204 on 7/01/2013 collateralized by $455,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $419,184 including accrued interest(f)	397,203
102,677,467	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $102,677,467 on 7/01/2013 collateralized by $106,420,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $104,424,625; $245,000 U.S. Treasury Bond, 5.250% due 2/15/2029 valued at $315,646 including accrued interest(f)	102,677,467

	Total Short-Term Investments (Identified Cost $103,074,670)	103,074,670

	Total Investments – 97.4% (Identified Cost $10,049,822,560)(a)	10,890,946,657
	Other assets less liabilities – 2.6%	285,696,599

	Net Assets – 100.0%	$11,176,643,256

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $10,087,607,695 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,008,227,217
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(204,888,255)

Net unrealized appreciation	$803,338,962

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	Illiquid security. At June 30, 2013, the value of these securities amounted to $69,298,769 or 0.6% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Non-income producing security.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $1,630,107,180 or 14.6% of net assets.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$56,461,176	$69,100,858	(a)	$125,562,034
Airlines	—	3,187,600	300,460,158	(a)	303,647,758
Non-Captive Consumer	1,425,215	272,801,060	—		274,226,275
All Other Non-Convertible Bonds*	—	9,102,462,228	—		9,102,462,228

Total Non-Convertible Bonds	1,425,215	9,434,912,064	369,561,016		9,805,898,295

Convertible Bonds*	—	467,316,491	—		467,316,491
Municipals*	—	86,548,462	—		86,548,462

Total Bonds and Notes	1,425,215	9,988,777,017	369,561,016		10,359,763,248

Senior Loans*	—	155,054,783	—		155,054,783
Common Stocks*	249,736,500	—	—		249,736,500
Preferred Stocks*	23,317,456	—	—		23,317,456
Short-Term Investments	—	103,074,670	—		103,074,670

Total	$274,479,171	$10,246,906,470	$369,561,016		$10,890,946,657

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,642,124	$—	$—	$—	$—	$—	$—	$(5,642,124)	$—	$—
ABS Other	—	—	540	(1,743,318)	4,500,000	(3,834,632)	70,178,268	—	69,100,858	(1,743,318)
Airlines	—	294,804	856,577	(2,168,569)	45,485,000	(19,557,458)	275,549,804	—	300,460,158	(2,168,569)
Banking	38,219,714	—	—	—	—	—	—	(38,219,714)	—	—
Electric	1,889,250	—	—	785,750	—	(2,675,000)	—	—	—	—

Total	$45,751,088	$294,804	$857,117	$(3,126,137)	$49,985,000	$(26,067,090)	$345,728,072	$(43,861,838)	$369,561,016	$(3,911,887)

Debt securities valued at $345,728,072 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

Debt securities valued at $43,861,838 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	21.9%
Banking	14.1
Wirelines	4.5
Technology	4.0
Commercial Mortgage-Backed Securities	3.5
Non-Captive Diversified	3.4
Pipelines	3.2
Local Authorities	2.9
Airlines	2.7
Non-Captive Consumer	2.5
Metals & Mining	2.5
Electronic Equipment, Instruments & Components	2.2
Other Investments, less than 2% each	29.1
Short-Term Investments	0.9

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

United States Dollar	66.9%
Canadian Dollar	13.3
New Zealand Dollar	4.4
Euro	3.9
Australian Dollar	3.1
Norwegian Krone	2.9
Other, less than 2% each	2.9

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.4% of Net Assets

	ABS Car Loan – 2.5%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,160,829
910,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	911,858
1,275,000	Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.210%, 10/15/2020, 144A	1,265,177
1,971,358	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	1,982,307
915,242	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	910,388
1,565,000	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	1,561,451
634,898	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	637,255
5,067,547	Tidewater Auto Receivables Trust, Series 2012-AA, Class A2, 1.210%, 8/15/2015, 144A	5,065,272
3,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	3,008,709

		17,503,246

	ABS Credit Card – 0.9%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,046,049
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,521,476

		6,567,525

	ABS Home Equity – 0.1%
374,867	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	383,173
252,741	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028(b)	259,897

		643,070

	ABS Other – 0.6%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	2,938,302
1,250,000	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	1,248,419

		4,186,721

	ABS Student Loan – 0.3%
1,829,873	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.792%, 9/20/2022(b)	1,848,172

	Collateralized Mortgage Obligations – 32.0%
225,078	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 0.930%, 5/15/2023(b)	233,941
147,918	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.080%, 8/15/2023(b)	153,636
528,198	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	593,402

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$947,693	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.593%, 11/15/2032(b)	$949,791
3,825,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	4,147,268
6,280,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	6,691,089
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	4,041,147
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,860,063
7,658,705	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	7,968,554
4,415,756	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.599%, 6/15/2048(b)	4,583,541
5,405,401	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.757%, 12/15/2036(b)	5,664,157
477,731	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	495,433
166,767	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.550%, 9/25/2022(b)	173,770
141,327	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.230%, 4/25/2024(b)	147,096
2,494,000	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	2,767,290
3,723,536	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	3,860,614
6,213,773	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.223%, 8/25/2038(b)	6,099,919
122,794	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.550%, 4/25/2023(b)	127,496
2,126,891	FHLMC, 2.879%, 3/01/2038(b)	2,274,885
1,337,364	FHLMC, 2.969%, 12/01/2034(b)	1,426,701
1,831,954	FHLMC, 5.214%, 11/01/2038(b)	1,969,391
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,582,948
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,552,882
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,654,826
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	712,025
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,621,919
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,903,514
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	33,584,852
18,531,754	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.543%, 4/25/2019(b)	18,566,001
1,905,421	FNMA, 2.270%, 9/01/2036(b)	2,014,890
5,593,375	FNMA, 2.306%, 11/01/2033(b)	5,903,477

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,597,728	FNMA, 2.528%, 4/01/2037(b)	$2,765,246
1,293,546	FNMA, 2.642%, 10/01/2033(b)	1,374,027
7,355,877	FNMA, 2.651%, 9/01/2037(b)	7,876,046
6,156,710	FNMA, 2.659%, 7/01/2037(b)	6,574,398
658,866	FNMA, 2.758%, 8/01/2035(b)	703,155
3,341,160	FNMA, 4.723%, 8/01/2038(b)	3,591,541
909,264	Government National Mortgage Association, Series 1998-19, Class ZB, 6.500%, 7/20/2028	1,043,349
5,926,130	Government National Mortgage Association, Series 2012-124, Class HT, 7.235%, 7/20/2032(b)	6,856,740
8,360,233	Government National Mortgage Association, Series 2012-H29, Class HF, 0.698%, 10/20/2062(b)	8,386,493
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 5.330%, 8/16/2051(b)	15,226,727
8,087,842	Government National Mortgage Association, Series 2013-H02, Class GF, 0.698%, 12/20/2062(b)	8,114,330
5,243,228	Government National Mortgage Association, Series 2013-H10, Class FA, 0.598%, 3/20/2063(b)	5,222,386
839,107	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.543%, 12/07/2020(b)	841,457
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,673,136
1,558,055	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.645%, 10/07/2020(b)	1,565,845
5,800,057	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.755%, 12/08/2020(b)	5,821,517
127,139	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.755%, 12/08/2020(b)	127,933

		222,090,844

	Commercial Mortgage-Backed Securities – 13.8%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.793%, 4/10/2049(b)	1,994,435
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	418,213
1,445,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,582,158
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.340%, 12/10/2049(b)	1,677,695
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,523,226
1,140,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,266,588
1,135,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,085,254
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,906,718
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	5,884,629

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Commercial Mortgage-Backed Securities – continued
$3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.253%, 2/15/2041(b)	$3,421,206
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 0.993%, 3/15/2026, 144A(b)	997,440
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.894%, 12/05/2031, 144A(b)	1,193,969
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,711,033
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,526,660
6,840,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.043%, 11/08/2029, 144A(b)	6,767,017
3,500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-JWRZ, Class A, 0.973%, 4/15/2030, 144A(b)	3,490,284
295,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	323,991
2,785,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,085,624
5,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,535,870
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	2,193,750
3,840,658	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	4,280,775
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,287,715
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	5,935,014
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,600,040
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.763%, 4/12/2049(b)	3,775,806
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.090%, 6/11/2049(b)	1,687,210
2,684,049	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,639,128
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,873,469
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,189,797

		95,854,714

	Hybrid ARMs – 18.0%
7,134,236	FHLMC, 2.258%, 5/01/2037(b)	7,560,078
2,881,306	FHLMC, 2.294%, 4/01/2036(b)	3,060,916
4,549,775	FHLMC, 2.345%, 7/01/2033(b)	4,754,134
2,224,173	FHLMC, 2.371%, 6/01/2037(b)	2,357,864
3,167,193	FHLMC, 2.378%, 3/01/2036(b)	3,360,029

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$1,086,416	FHLMC, 2.386%, 2/01/2035(b)	$1,159,669
6,959,996	FHLMC, 2.409%, 2/01/2036(b)	7,423,438
2,209,360	FHLMC, 2.412%, 4/01/2035(b)	2,366,945
3,116,165	FHLMC, 2.424%, 2/01/2036(b)	3,324,105
3,628,799	FHLMC, 2.485%, 11/01/2036(b)	3,884,048
3,847,733	FHLMC, 2.741%, 4/01/2037(b)	4,105,446
1,222,235	FHLMC, 2.759%, 4/01/2037(b)	1,305,658
4,786,805	FHLMC, 2.902%, 9/01/2035(b)	5,071,524
1,625,057	FHLMC, 3.500%, 11/01/2038(b)	1,731,391
3,521,729	FHLMC, 4.956%, 9/01/2038(b)	3,768,989
650,976	FHLMC, 5.151%, 9/01/2038(b)	693,874
386,423	FHLMC, 5.280%, 12/01/2037(b)	414,972
1,061,366	FHLMC, 5.620%, 3/01/2037(b)	1,139,618
296,419	FNMA, 2.029%, 2/01/2037(b)	309,964
3,835,891	FNMA, 2.049%, 7/01/2035(b)	4,033,861
1,321,549	FNMA, 2.306%, 9/01/2034(b)	1,406,664
858,685	FNMA, 2.310%, 12/01/2034(b)	909,632
731,515	FNMA, 2.316%, 4/01/2033(b)	779,681
2,661,693	FNMA, 2.331%, 4/01/2034(b)	2,832,127
3,163,503	FNMA, 2.343%, 6/01/2036(b)	3,370,541
4,550,160	FNMA, 2.347%, 8/01/2035(b)	4,787,265
2,164,661	FNMA, 2.353%, 1/01/2036(b)	2,304,752
10,444,845	FNMA, 2.356%, 10/01/2034(b)	11,146,324
2,724,497	FNMA, 2.412%, 6/01/2033(b)	2,873,478
3,576,548	FNMA, 2.494%, 10/01/2033(b)	3,807,666
736,277	FNMA, 2.552%, 8/01/2033(b)	781,351
3,146,471	FNMA, 2.558%, 4/01/2037(b)	3,348,893
686,843	FNMA, 2.647%, 8/01/2036(b)	736,445

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$2,140,606	FNMA, 2.677%, 5/01/2035(b)	$2,285,420
2,050,646	FNMA, 2.695%, 2/01/2047(b)	2,187,843
1,778,650	FNMA, 2.802%, 8/01/2034(b)	1,913,298
5,679,567	FNMA, 3.232%, 6/01/2037(b)	6,076,391
3,759,806	FNMA, 3.276%, 6/01/2035(b)	3,994,753
7,319,623	FNMA, 5.748%, 9/01/2037(b)	7,912,138

		125,281,185

	Mortgage Related – 24.9%
10,532,265	FHLMC, 2.388%, 3/01/2037(b)	11,196,106
2,876,053	FHLMC, 2.565%, 9/01/2038(b)	3,039,944
18,303,067	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	18,896,609
1,803,430	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,885,024
1,639,503	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	1,726,540
776,312	FHLMC, 5.500%, 10/01/2023	840,497
62,800	FHLMC, 6.000%, 11/01/2019	69,264
2,037,954	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	2,290,508
41,549	FHLMC, 7.000%, 2/01/2016	43,617
1,769	FHLMC, 7.500%, with various maturities from 2014 to 2026(c)	1,937
2,845	FHLMC, 8.000%, 9/01/2015	2,985
2,645	FHLMC, 10.000%, 7/01/2019	3,012
43,487	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	48,882
7,398,913	FNMA, 2.470%, 4/01/2037(b)	7,835,309
6,332,125	FNMA, 2.521%, 7/01/2035(b)	6,722,917
9,425,439	FNMA, 3.000%, with various maturities from 2027 to 2042(c)	9,693,352
1,615,571	FNMA, 4.000%, with various maturities in 2019(c)	1,706,768
3,244,782	FNMA, 4.500%, 1/01/2025	3,440,644
5,519,177	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	5,970,728
2,681,101	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	2,906,271
4,871,890	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	5,348,196

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$800,154	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	$902,592
30,796	FNMA, 7.000%, 12/01/2022	31,019
173,001	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	197,610
11,900	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	12,491
5,823,162	GNMA, 1.966%, 2/20/2061(b)	6,094,976
4,941,750	GNMA, 2.094%, 2/20/2063(b)	5,213,136
5,451,669	GNMA, 2.368%, 3/20/2063(b)	5,855,970
3,589,746	GNMA, 2.587%, 2/20/2063(b)	3,868,497
4,828,553	GNMA, 4.479%, 2/20/2062	5,261,303
5,058,529	GNMA, 4.521%, 12/20/2061	5,566,557
2,543,515	GNMA, 4.528%, 3/20/2062	2,804,416
7,293,667	GNMA, 4.532%, 12/20/2062	8,059,385
2,573,284	GNMA, 4.560%, 3/20/2062	2,835,841
12,826,879	GNMA, 4.583%, 11/20/2062	14,199,804
1,505,092	GNMA, 4.599%, 4/20/2063	1,670,954
4,480,283	GNMA, 4.604%, 6/20/2062	4,956,989
1,535,520	GNMA, 4.616%, 8/20/2061	1,691,541
9,127,878	GNMA, 4.659%, 2/20/2062	10,095,770
2,059,745	GNMA, 4.698%, 7/20/2061	2,270,698
4,728,967	GNMA, 4.700%, 8/20/2061	5,220,453
1,729,701	GNMA, 4.808%, 8/20/2062	1,916,121
34,842	GNMA, 6.000%, 12/15/2031	39,191
149,079	GNMA, 6.500%, 5/15/2031	177,078
150,586	GNMA, 7.000%, 10/15/2028	176,179

		172,787,681

	Treasuries – 0.3%
2,245,000	U.S. Treasury Note, 1.875%, 4/30/2014	2,276,569

	Total Bonds and Notes (Identified Cost $644,840,524)	649,039,727

Principal Amount	Description	Value (†)
Short-Term Investments – 5.5%
$6,500,000	Federal Home Loan Bank Discount Note, 9/27/2013	$6,499,363
2,663,879	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $2,663,879 on 7/01/2013 collateralized by $2,770,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $2,718,063 including accrued interest(d)	2,663,879
6,000,000	U.S. Treasury Bill, 0.035%, 8/29/2013(e)	5,999,778
12,200,000	U.S. Treasury Bill, 0.047%, 9/12/2013(e)	12,199,500
10,675,000	U.S. Treasury Bills, 0.041%-0.058%, 7/11/2013(e)(f)	10,674,936

	Total Short-Term Investments (Identified Cost $38,035,636)	38,037,456

	Total Investments – 98.9% (Identified Cost $682,876,160)(a)	687,077,183
	Other assets less liabilities – 1.1%	7,894,008

	Net Assets – 100.0%	$694,971,191

(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $682,895,872 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,883,883
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,702,572)

Net unrealized appreciation	$4,181,311

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $33,839,503 or 4.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Student Loan	$—	$—	$1,848,172	(a)	$1,848,172
Collateralized Mortgage Obligations	—	198,507,365	23,583,479	(a)	222,090,844
All Other Bonds and Notes *	—	425,100,711	—		425,100,711

Total Bonds and Notes	—	623,608,076	25,431,651		649,039,727

Short-Term Investments	—	38,037,456	—		38,037,456

Total	$—	$661,645,532	$25,431,651		$687,077,183

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
ABS Car Loan	$910,501	$—	$—	$—	$—	$—	$—	$(910,501)	$—	$—
ABS Student Loan	—	—	—	18,299	—	(1,915,853)	3,745,726	—	1,848,172	18,299
Collateralized Mortgage Obligations	—	—	(46)	(437,763)	15,782,236	(929,981)	9,169,033	—	23,583,479	(437,763)
Mortgage Related	1,982,780	—	—	—	—	—	—	(1,982,780)	—	—

Total	$2,893,281	$—	$(46)	$(419,464)	$15,782,236	$(2,845,834)	$12,914,759	$(2,893,281)	$25,431,651	$(419,464)

Debt securities valued at $12,914,759 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

Debt securities valued at $2,893,281 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2013 (Unaudited)

Collateralized Mortgage Obligations	32.0%
Mortgage Related	24.9
Hybrid ARMs	18.0
Commercial Mortgage-Backed Securities	13.8
ABS Car Loan	2.5
Other Investments, less than 2% each	2.2
Short-Term Investments	5.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets

	Aerospace & Defense – 1.6%
9,827	TransDigm Group, Inc.	$1,540,579

	Biotechnology – 6.8%
16,300	BioMarin Pharmaceutical, Inc.(b)	909,377
12,530	Onyx Pharmaceuticals, Inc.(b)	1,365,895
11,316	Pharmacyclics, Inc.(b)	899,282
16,564	Puma Biotechnology, Inc.(b)	734,945
4,127	Regeneron Pharmaceuticals, Inc.(b)	928,080
22,861	TESARO, Inc.(b)	748,469
10,840	Vertex Pharmaceuticals, Inc.(b)	865,791

		6,451,839

	Building Products – 2.0%
48,627	Fortune Brands Home & Security, Inc.	1,883,810

	Capital Markets – 2.2%
12,692	Affiliated Managers Group, Inc.(b)	2,080,726

	Chemicals – 1.9%
18,340	Westlake Chemical Corp.	1,768,159

	Commercial Banks – 1.8%
20,222	SVB Financial Group(b)	1,684,897

	Commercial Services & Supplies – 1.6%
14,134	Stericycle, Inc.(b)	1,560,818

	Construction Materials – 1.9%
26,813	Eagle Materials, Inc.	1,776,898

	Diversified Financial Services – 1.8%
36,370	CBOE Holdings, Inc.	1,696,297

	Energy Equipment & Services – 1.7%
22,148	Oceaneering International, Inc.	1,599,086

	Food Products – 4.0%
30,597	Green Mountain Coffee Roasters, Inc.(b)	2,296,611
16,268	Hershey Co. (The)	1,452,407

		3,749,018

	Health Care Equipment & Supplies – 1.1%
32,657	Insulet Corp.(b)	1,025,756

	Health Care Technology – 1.4%
15,636	athenahealth, Inc.(b)	1,324,682

	Hotels, Restaurants & Leisure – 5.9%
3,790	Chipotle Mexican Grill, Inc.(b)	1,380,886
49,498	Dunkin’ Brands Group, Inc.	2,119,504
93,396	Melco Crown Entertainment Ltd., Sponsored ADR(b)	2,088,335

		5,588,725

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – 3.2%
63,662	KB Home	$1,249,685
21,473	Meritage Homes Corp.(b)	931,069
106,955	Standard Pacific Corp.(b)	890,935

		3,071,689

	Household Products – 1.4%
21,824	Church & Dwight Co., Inc.	1,346,759

	Internet & Catalog Retail – 1.9%
8,404	Netflix, Inc.(b)	1,774,000

	Internet Software & Services – 7.5%
53,870	Angie’s List, Inc.(b)	1,430,248
39,779	Cornerstone OnDemand, Inc.(b)	1,722,033
11,997	LinkedIn Corp., Class A(b)	2,139,065
7,999	MercadoLibre, Inc.	861,972
14,625	OpenTable, Inc.(b)	935,269

		7,088,587

	Life Sciences Tools & Services – 3.3%
7,484	Mettler-Toledo International, Inc.(b)	1,505,781
34,857	PAREXEL International Corp.(b)	1,601,330

		3,107,111

	Machinery – 1.7%
17,219	Chart Industries, Inc.(b)	1,620,136

	Media – 8.8%
28,381	Discovery Communications, Inc., Class A(b)	2,191,297
114,395	Lions Gate Entertainment Corp.(b)	3,142,431
55,174	Sinclair Broadcast Group, Inc., Class A	1,621,012
63,939	Starz, Class A (b)	1,413,052

		8,367,792

	Oil, Gas & Consumable Fuels – 6.2%
29,667	Cabot Oil & Gas Corp.	2,106,950
65,468	Cheniere Energy, Inc.(b)	1,817,392
36,531	Cobalt International Energy, Inc.(b)	970,629
21,713	Gulfport Energy Corp.(b)	1,022,031

		5,917,002

	Pharmaceuticals – 4.1%
19,806	Actavis, Inc.(b)	2,499,913
20,887	Jazz Pharmaceuticals PLC(b)	1,435,564

		3,935,477

	Road & Rail – 3.9%
19,748	J.B. Hunt Transport Services, Inc.	1,426,595
21,877	Kansas City Southern	2,318,087

		3,744,682

	Semiconductors & Semiconductor Equipment – 4.3%
24,306	Cree, Inc.(b)	1,552,181

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
82,363	NXP Semiconductors NV(b)	$2,551,606

		4,103,787

	Software – 6.3%
16,548	CommVault Systems, Inc.(b)	1,255,828
21,320	NetSuite, Inc.(b)	1,955,897
28,856	ServiceNow, Inc.(b)	1,165,494
35,348	Splunk, Inc.(b)	1,638,733

		6,015,952

	Specialty Retail – 3.6%
17,986	Lumber Liquidators Holdings, Inc.(b)	1,400,570
16,759	Tractor Supply Co.	1,971,026

		3,371,596

	Textiles, Apparel & Luxury Goods – 2.3%
34,538	Michael Kors Holdings Ltd.(b)	2,142,047

	Trading Companies & Distributors – 1.9%
36,175	United Rentals, Inc.(b)	1,805,494

	Wireless Telecommunication Services – 1.5%
19,609	SBA Communications Corp., Class A(b)	1,453,419

	Total Common Stocks (Identified Cost $78,939,735)	92,596,820

Principal Amount
Short-Term Investments – 3.7%
$3,537,960	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $3,537,960 on 7/01/2013 collateralized by $3,680,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $3,611,000 including accrued interest(c) (Identified Cost $3,537,960)	3,537,960

	Total Investments – 101.3% (Identified Cost $82,477,695)(a)	96,134,780
	Other assets less liabilities – (1.3)%	(1,263,591)

	Net Assets – 100.0%	$94,871,189

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $82,477,695 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,577,578
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(920,493)

Net unrealized appreciation	$13,657,085

At September 30, 2012, the Fund had a short-term capital loss carryforward of $39,194,160 of which $20,624,367 expires on September 30, 2017 and $18,569,793 expires on September 30, 2018. At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $3,686,631. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$92,596,820	$—	$—	$92,596,820
Short-Term Investments	—	3,537,960	—	3,537,960

Total	$92,596,820	$3,537,960	$—	$96,134,780

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at June 30, 2013 (Unaudited)

Media	8.8%
Internet Software & Services	7.5
Biotechnology	6.8
Software	6.3
Oil, Gas & Consumable Fuels	6.2
Hotels, Restaurants & Leisure	5.9
Semiconductors & Semiconductor Equipment	4.3
Pharmaceuticals	4.1
Food Products	4.0
Road & Rail	3.9
Specialty Retail	3.6
Life Sciences Tools & Services	3.3
Household Durables	3.2
Textiles, Apparel & Luxury Goods	2.3
Capital Markets	2.2
Building Products	2.0
Other Investments, less than 2% each	23.2
Short-Term Investments	3.7

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 95.7% of Net Assets

	Aerospace & Defense – 2.4%
348,255	Hexcel Corp.(b)	$11,858,083
138,387	Triumph Group, Inc.	10,953,331

		22,811,414

	Airlines – 0.9%
289,353	Spirit Airlines, Inc.(b)	9,192,745

	Auto Components – 0.9%
181,423	Dorman Products, Inc.	8,278,332

	Biotechnology – 6.8%
79,468	Aegerion Pharmaceuticals, Inc.(b)	5,033,503
420,783	Alkermes PLC(b)	12,068,057
82,157	Clovis Oncology, Inc.(b)	5,502,876
193,577	Cubist Pharmaceuticals, Inc.(b)	9,349,769
419,088	Emergent Biosolutions, Inc.(b)	6,043,249
524,896	Exact Sciences Corp.(b)	7,301,303
265,337	Myriad Genetics, Inc.(b)	7,129,605
536,473	Neurocrine Biosciences, Inc.(b)	7,178,009
422,361	NPS Pharmaceuticals, Inc.(b)	6,377,651

		65,984,022

	Capital Markets – 1.8%
114,631	Artisan Partners Asset Management, Inc.(b)	5,721,233
257,921	Financial Engines, Inc.	11,758,619

		17,479,852

	Chemicals – 1.2%
635,235	Flotek Industries, Inc.(b)	11,396,116

	Commercial Banks – 4.0%
205,546	Bank of the Ozarks, Inc.	8,906,308
844,746	Boston Private Financial Holdings, Inc.	8,988,098
105,168	Signature Bank(b)	8,731,047
68,516	SVB Financial Group(b)	5,708,753
136,375	Texas Capital Bancshares, Inc.(b)	6,049,595

		38,383,801

	Communications Equipment – 1.0%
503,058	Ciena Corp.(b)	9,769,386

	Construction & Engineering – 1.0%
292,223	MasTec, Inc.(b)	9,614,137

	Consumer Finance – 0.8%
242,167	Encore Capital Group, Inc.(b)	8,018,149

	Distributors – 0.7%
135,902	Pool Corp.	7,122,624

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Consumer Services – 3.2%
249,312	Bright Horizons Family Solutions, Inc.(b)	$8,653,620
474,624	Grand Canyon Education, Inc.(b)	15,297,131
585,369	LifeLock, Inc.(b)	6,854,671

		30,805,422

	Diversified Financial Services – 1.1%
230,049	MarketAxess Holdings, Inc.	10,754,791

	Electrical Equipment – 1.4%
161,377	Polypore International, Inc.(b)	6,503,493
342,037	Thermon Group Holdings, Inc.(b)	6,977,555

		13,481,048

	Electronic Equipment, Instruments & Components – 2.8%
134,919	FEI Co.	9,847,738
144,295	IPG Photonics Corp.	8,763,035
183,526	Measurement Specialties, Inc.(b)	8,539,465

		27,150,238

	Energy Equipment & Services – 2.7%
103,017	Dril-Quip, Inc.(b)	9,301,405
289,613	Forum Energy Technologies, Inc.(b)	8,812,924
355,334	Helix Energy Solutions Group, Inc.(b)	8,186,895

		26,301,224

	Food & Staples Retailing – 1.0%
202,780	Susser Holdings Corp.(b)	9,709,106

	Health Care Equipment & Supplies – 4.9%
213,246	Abaxis, Inc.	10,131,317
106,285	Analogic Corp.	7,740,737
523,626	Endologix, Inc.(b)	6,953,753
66,223	ICU Medical, Inc.(b)	4,772,029
294,824	Insulet Corp.(b)	9,260,422
454,511	Spectranetics Corp.(b)	8,490,266

		47,348,524

	Health Care Providers & Services – 4.8%
253,034	Acadia Healthcare Co., Inc.(b)	8,367,834
493,561	BioScrip, Inc.(b)	8,143,756
334,770	Emeritus Corp.(b)	7,759,969
376,566	Hanger Orthopedic Group, Inc.(b)	11,910,783
254,372	Team Health Holdings, Inc.(b)	10,447,058

		46,629,400

	Health Care Technology – 1.8%
559,673	MedAssets, Inc.(b)	9,928,599
102,371	Medidata Solutions, Inc.(b)	7,928,634

		17,857,233

	Hotels, Restaurants & Leisure – 3.1%
82,788	AFC Enterprises, Inc.(b)	2,975,401
28,949	Noodles & Co.(b)	1,063,876
558,479	SHFL entertainment, Inc.(b)	9,890,663
251,450	Texas Roadhouse, Inc.	6,291,279

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
150,821	Vail Resorts, Inc.	$9,278,508

		29,499,727

	Insurance – 1.1%
290,603	Amtrust Financial Services, Inc.	10,374,527

	Internet & Catalog Retail – 1.1%
334,124	HomeAway, Inc.(b)	10,805,570

	Internet Software & Services – 5.5%
363,103	Angie’s List, Inc.(b)	9,640,385
180,033	Cornerstone OnDemand, Inc.(b)	7,793,628
111,166	CoStar Group, Inc.(b)	14,348,196
358,082	Dealertrack Technologies, Inc.(b)	12,686,845
138,058	OpenTable, Inc.(b)	8,828,809

		53,297,863

	IT Services – 1.6%
216,826	EPAM Systems, Inc.(b)	5,893,331
375,212	InterXion Holding NV(b)	9,804,289

		15,697,620

	Life Sciences Tools & Services – 1.0%
200,395	PAREXEL International Corp.(b)	9,206,146

	Machinery – 5.0%
123,401	Chart Industries, Inc.(b)	11,610,800
441,959	Manitowoc Co., Inc. (The)	7,915,486
62,011	Middleby Corp. (The)(b)	10,547,451
143,877	Proto Labs, Inc.(b)	9,347,688
174,624	RBC Bearings, Inc.(b)	9,071,717

		48,493,142

	Oil, Gas & Consumable Fuels – 3.4%
187,811	Diamondback Energy, Inc.(b)	6,257,862
192,177	Gulfport Energy Corp.(b)	9,045,771
256,395	Oasis Petroleum, Inc.(b)	9,966,074
170,044	Rosetta Resources, Inc.(b)	7,230,271

		32,499,978

	Pharmaceuticals – 0.7%
232,162	Pacira Pharmaceuticals, Inc.(b)	6,732,698

	Professional Services – 5.8%
224,621	Advisory Board Co. (The)(b)	12,275,538
220,509	Corporate Executive Board Co. (The)	13,940,579
221,485	Huron Consulting Group, Inc.(b)	10,241,466
324,366	On Assignment, Inc.(b)	8,667,060
327,154	WageWorks, Inc.(b)	11,270,455

		56,395,098

	Road & Rail – 1.2%
131,487	Genesee & Wyoming, Inc., Class A(b)	11,155,357

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 5.1%
231,918	Cavium, Inc.(b)	$8,202,940
180,535	Hittite Microwave Corp.(b)	10,471,030
223,187	Semtech Corp.(b)	7,818,240
205,859	Silicon Laboratories, Inc.(b)	8,524,621
219,533	Ultratech, Inc.(b)	8,061,252
414,058	Volterra Semiconductor Corp.(b)	5,846,499

		48,924,582

	Software – 8.2%
308,473	Aspen Technology, Inc.(b)	8,880,938
106,136	CommVault Systems, Inc.(b)	8,054,661
157,901	FleetMatics Group PLC(b)	5,247,050
316,722	Guidewire Software, Inc.(b)	13,318,160
230,265	Imperva, Inc.(b)	10,371,136
344,630	QLIK Technologies, Inc.(b)	9,742,690
171,329	Sourcefire, Inc.(b)	9,517,326
118,386	Ultimate Software Group, Inc. (The)(b)	13,885,494

		79,017,455

	Specialty Retail – 5.7%
246,036	Asbury Automotive Group, Inc.(b)	9,866,043
104,468	Cabela’s, Inc.(b)	6,765,348
457,054	Chico’s FAS, Inc.	7,797,341
180,602	Hibbett Sports, Inc.(b)	10,023,411
74,987	Lumber Liquidators Holdings, Inc.(b)	5,839,238
165,043	rue21, Inc.(b)	6,867,439
285,979	Tile Shop Holdings, Inc.(b)	8,281,952

		55,440,772

	Textiles, Apparel & Luxury Goods – 2.0%
152,503	Oxford Industries, Inc.	9,516,187
424,726	Tumi Holdings, Inc.(b)	10,193,424

		19,709,611

	Total Common Stocks (Identified Cost $708,993,149)	925,337,710

Principal Amount
Short-Term Investments – 5.0%
$48,252,790	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $48,252,790 on 7/01/2013 collateralized by $50,160,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $49,219,500 including accrued interest(c) (Identified Cost $48,252,790)	48,252,790

	Total Investments – 100.7% (Identified Cost $757,245,939)(a)	973,590,500
	Other assets less liabilities – (0.7)%	(6,732,161)

	Net Assets – 100.0%	$966,858,339

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $757,245,939 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$224,448,328
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,103,767)

Net unrealized appreciation	$216,344,561

At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $16,260,177. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$925,337,710	$—	$—	$925,337,710
Short-Term Investments	—	48,252,790	—	48,252,790

Total	$925,337,710	$48,252,790	$—	$973,590,500

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at June 30, 2013 (Unaudited)

Software	8.2%
Biotechnology	6.8
Professional Services	5.8
Specialty Retail	5.7
Internet Software & Services	5.5
Semiconductors & Semiconductor Equipment	5.1
Machinery	5.0
Health Care Equipment & Supplies	4.9
Health Care Providers & Services	4.8
Commercial Banks	4.0
Oil, Gas & Consumable Fuels	3.4
Diversified Consumer Services	3.2
Hotels, Restaurants & Leisure	3.1
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	2.7
Aerospace & Defense	2.4
Textiles, Apparel & Luxury Goods	2.0
Other Investments, less than 2% each	20.3
Short-Term Investments	5.0

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.3% of Net Assets

Non-Convertible Bonds – 63.2%

	ABS Car Loan – 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,374,049

	ABS Home Equity – 0.0%
4,133,328	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.726%, 4/25/2035(b)	4,111,744

	Aerospace & Defense – 0.4%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	610,067
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,800,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,649,312
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	8,454,756
8,636,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	7,153,467
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	18,847,574
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,619,700

		54,134,876

	Airlines – 2.6%
35,455,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	35,481,970
5,215,000	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,201,962
14,600,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027, 144A	13,797,000
5,400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,589,000
3,280,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,312,800
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,225,150
4,568	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	4,568
643,667	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	650,104
1,204,549	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,246,709
2,458,307	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	2,538,201
1,542,834	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,600,690
1,233,941	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,382,014
1,437,966	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,567,383

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$2,033,641	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	$2,155,659
1,844,668	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,964,571
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,116,813
10,452,388	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,602,151
18,348,237	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	19,449,131
16,602,493	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	19,051,361
14,834,915	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	17,356,851
3,980,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	4,139,200
1,246,787	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,409,493
6,139,845	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,707,780
19,203,323	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	19,395,356
1,766,305	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,881,114
17,184,954	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	18,387,901
768,064	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	883,274
14,522,729	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	15,321,479
33,943,761	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	35,810,668
47,534,220	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	53,119,491
14,822,754	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	15,638,006
14,069,606	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	14,773,086
7,274,752	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,893,105
5,675,691	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	6,016,233
7,200,000	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	7,128,000

		374,798,274

	Automotive – 0.8%
3,800,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	4,194,250
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	20,147,173
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,296,087
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	81,582,542

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$2,365,000	Ford Motor Co., 7.125%, 11/15/2025	$2,688,459
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,555,410
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,150,000
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,921,009

		122,534,930

	Banking – 7.3%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,523,288
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	35,271,730
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	24,355,150
63,900,000	Banco Santander Brasil S.A./Cayman Islands, 8.000%, 3/18/2016, 144A, (BRL)	26,346,382
900,000	Bank of America Corp., 5.490%, 3/15/2019	970,416
265,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	282,560
1,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	919,831
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	1,670,625
1,130,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	1,487,168
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	36,420,909
7,320,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	6,845,540
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	53,338,365
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	1,999,334
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	5,064,450
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	3,598,022
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	23,660,792
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	8,774,430
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	5,933,279
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	17,859,131
3,350,000	Citigroup, Inc., EMTN, 1.469%, 11/30/2017, (EUR)(b)	4,120,697
3,035,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	3,187,445
17,730,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	17,854,447

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	$402,480
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	34,889,838
11,000,000	HBOS Capital Funding LP, (fixed rate to 6/30/2014, variable rate thereafter), 6.071%, 6/29/2049, 144A	9,570,000
32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	30,172,652
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	53,581,388
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	8,680,950
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	33,949,055
260,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	25,237,683
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	22,473,572
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	13,690,000
27,555,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	29,376,854
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,241,650
1,900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	2,057,333
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,595,232
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	22,041,589
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,718,351
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	855,569
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,394,517
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	31,987,612
55,795,000	Morgan Stanley, 4.875%, 11/01/2022	55,119,936
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	60,977,970
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	99,577,545
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,591,849
1,000,000	Morgan Stanley, GMTN, 4.500%, 2/23/2016, (EUR)	1,387,426
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	77,644,075
17,175,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	15,868,309
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	10,959,720

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	$7,093,885
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,954,294
12,100,000	Morgan Stanley, Series F, MTN, 0.727%, 10/18/2016(b)	11,713,635
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	5,780,709
2,850,000	RBS Capital Trust A, 2.319%, 12/29/2049, (EUR)(b)	2,301,869
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	1,611,767
7,925,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	5,507,875
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	3,240,000
2,085,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	1,522,050
930,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	799,073
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	13,314,234
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	16,842,789
9,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	8,941,050
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,085,321
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	10,541,733
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,526,388
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	754,530
1,300,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,730,674
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,908,421
1,500,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,529,920
4,140,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	5,307,996
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 4/29/2049, 144A	17,061,030

		1,069,596,389

	Brokerage – 0.8%
2,655,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,668,766
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	42,693,234
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,309,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	$14,986,775
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	42,935,880

		122,594,305

	Building Materials – 0.9%
6,995,000	Masco Corp., 6.500%, 8/15/2032	6,960,025
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,143,650
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,903,365
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	12,871,073
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	38,500,759
46,412,000	USG Corp., 6.300%, 11/15/2016	47,340,240
14,155,000	USG Corp., 9.750%, 1/15/2018	16,065,925

		130,785,037

	Chemicals – 0.4%
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	17,460,900
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,304,000
4,555,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	4,350,025
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	16,980,480
7,789,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	6,698,540
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	7,180,740

		57,974,685

	Commercial Mortgage-Backed Securities – 0.2%
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.982%, 8/10/2045(b)	33,705,282

	Construction Machinery – 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,540,335
13,630,000	United Rentals North America, Inc., 7.625%, 4/15/2022	14,754,475
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	568,313

		16,863,123

	Consumer Cyclical Services – 0.0%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	646,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	$4,675,000

		5,321,550

	Consumer Products – 0.0%
1,335,000	Visant Corp., 10.000%, 10/01/2017	1,231,538

	Electric – 2.3%
787,434	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	826,806
45,322,516	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	47,550,435
62,180,200	Bruce Mansfield Unit, 6.850%, 6/01/2034	67,932,491
2,441,011	CE Generation LLC, 7.416%, 12/15/2018	2,459,319
28,105,000	Edison Mission Energy, 7.625%, 5/15/2027(d)	15,738,800
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	41,461,500
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	15,244,000
2,800,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	3,725,675
500,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	667,095
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	135,697
250,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	251,009
3,570,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	4,149,750
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	12,598,414
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,437,002
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	3,590,368
5,940,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/2020, 144A	6,489,450
108,541,101	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	91,717,230
555,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	638,616
9,600,000	PPL Energy Supply LLC, 4.600%, 12/15/2021	9,769,190
16,670,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	12,460,825

		338,843,672

	Financial Other – 0.3%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	20,015,268

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	$27,461,800

		47,477,068

	Food & Beverage – 0.1%
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,160,600
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,542,731

		9,703,331

	Government Guaranteed – 0.4%
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	62,465,694

	Government Owned - No Guarantee – 0.5%
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	20,133,750
70,300,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	6,909,587
499,300,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	49,044,591

		76,087,928

	Government Sponsored – 0.1%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	927,426
10,807,000	Eksportfinans ASA, 2.000%, 9/15/2015	10,374,720
9,005,000	Eksportfinans ASA, 2.375%, 5/25/2016	8,622,287

		19,924,433

	Healthcare – 2.3%
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,850,900
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,221,450
108,560,000	HCA, Inc., 5.875%, 5/01/2023	108,831,400
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,327,600
11,104,000	HCA, Inc., 7.190%, 11/15/2015	11,992,320
20,447,000	HCA, Inc., 7.500%, 12/15/2023	21,264,880
24,215,000	HCA, Inc., 7.500%, 11/06/2033	24,941,450
46,148,000	HCA, Inc., 7.690%, 6/15/2025	49,839,840
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,001,850
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	16,763,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$9,539,460
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	28,000,740

		335,575,790

	Home Construction – 0.7%
1,350,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	1,363,500
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(f)	3,830,100
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,024,000
16,075,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	16,316,125
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	6,510,150
11,315,000	KB Home, 7.250%, 6/15/2018	11,993,900
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	43,479,200
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	12,332,650

		107,849,625

	Independent Energy – 0.2%
1,150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	1,560,515
1,375,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,478,125
1,040,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,128,400
21,470,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	12,237,900
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	13,614,212
1,975,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	1,928,094
2,780,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,641,000

		34,588,246

	Industrial Other – 0.1%
7,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	7,250,750
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,764,740

		18,015,490

	Life Insurance – 1.1%
34,562,000	American International Group, Inc., 6.250%, 3/15/2087	35,296,442
27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	33,739,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	$22,066,546
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,769,136
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	22,562,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,498,135
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,791,264
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,288,640
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	1,947,000
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	12,584,025
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,294,792
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,525,391

		165,362,471

	Local Authorities – 1.9%
86,645,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	91,412,496
900,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	844,711
8,095,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	9,693,904
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,191,687
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	83,610,644
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	65,389,044
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	25,422,217

		279,564,703

	Media Cable – 0.7%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,198,975
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	26,646,551
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	55,981,339
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	10,232,408

		96,059,273

	Media Non-Cable – 1.1%
1,035,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	957,375
3,760,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	3,656,600

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Media Non-Cable – continued
$64,250,000		Clear Channel Communications, Inc., 9.000%, 3/01/2021	$61,037,500
90,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,890,916
3,995,000		Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	4,024,963
28,785,000		Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	29,072,850
16,000,000		Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	16,520,000
8,335,000		R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	8,501,700
28,455,000		R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	29,877,750

			159,539,654

		Metals & Mining – 0.9%
3,949,000		Alcoa, Inc., 5.870%, 2/23/2022	3,842,397
1,405,000		Alcoa, Inc., 5.950%, 2/01/2037	1,252,477
4,330,000		Alcoa, Inc., 6.750%, 1/15/2028	4,302,868
25,271,000		ArcelorMittal, 7.250%, 3/01/2041	23,628,385
29,695,000		Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	26,131,600
21,905,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	16,866,850
4,200,000		Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,200,000
16,135,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	15,332,776
7,000,000		United States Steel Corp., 6.050%, 6/01/2017	7,280,000
6,779,000		United States Steel Corp., 6.650%, 6/01/2037	5,711,308
7,490,000		United States Steel Corp., 6.875%, 4/01/2021	7,265,300
16,435,000		United States Steel Corp., 7.000%, 2/01/2018	17,256,750

			133,070,711

		Non-Captive Consumer – 3.6%
22,945,000		SLM Corp., 5.500%, 1/25/2023	21,848,321
109,950	(††)	SLM Corp., 6.000%, 12/15/2043	2,510,250
5,700,000		SLM Corp., MTN, 3.875%, 9/10/2015	5,757,302
7,515,000		SLM Corp., MTN, 4.625%, 9/25/2017	7,402,275
17,600,000		SLM Corp., MTN, 7.250%, 1/25/2022	18,480,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Consumer – continued
$2,160,000	SLM Corp., MTN, 8.000%, 3/25/2020	$2,338,200
3,750,000	SLM Corp., Series A, MTN, 0.576%, 1/27/2014(b)	3,717,023
41,770,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	43,127,525
14,465,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	14,030,225
50,910,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	42,255,300
90,150,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	100,066,500
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	9,892,300
14,232,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	14,196,420
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	772,000
248,290,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	243,634,562

		530,028,203

	Non-Captive Diversified – 4.2%
7,855,000	Aircastle Ltd., 7.625%, 4/15/2020	8,640,500
32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	37,045,207
57,000,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	43,054,103
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	65,135,464
25,320,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	20,322,149
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	47,626,476
15,305,000	General Electric Capital Corp., Series A, MTN, 0.577%, 5/13/2024(b)	13,766,557
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	198,748,732
325,000	International Lease Finance Corp., 3.875%, 4/15/2018	305,500
2,665,000	International Lease Finance Corp., 5.875%, 4/01/2019	2,691,650
24,750,000	International Lease Finance Corp., 5.875%, 8/15/2022	24,533,437
1,995,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,049,862
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	22,774,050
10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	11,512,819
2,620,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,638,340
2,222,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,260,885

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Captive Diversified – continued
$4,000,000	iStar Financial, Inc., 3.875%, 7/01/2016	$3,840,000
11,995,000	iStar Financial, Inc., 4.875%, 7/01/2018	11,275,300
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	23,638,500
20,478,000	iStar Financial, Inc., 5.875%, 3/15/2016	20,887,560
8,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	8,466,000
19,240,000	iStar Financial, Inc., 7.125%, 2/15/2018	19,961,500
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	20,313,300

		611,487,891

	Oil Field Services – 0.3%
41,550,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	41,342,250
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	6,901,125

		48,243,375

	Paper – 0.8%
14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	18,381,375
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	61,730,073
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,082,591
4,865,000	Westvaco Corp., 7.950%, 2/15/2031	5,616,506
23,365,000	Westvaco Corp., 8.200%, 1/15/2030	27,650,842
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,249,326

		117,710,713

	Pharmaceuticals – 0.4%
54,390,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	53,778,113

	Pipelines – 0.9%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	792,137
8,935,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,574,782
39,759,324	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	41,649,323
69,505,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	67,419,850
3,870,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	3,405,600
3,065,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,635,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pipelines – continued
$4,168,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	$3,636,163

		129,113,755

	Property & Casualty Insurance – 0.5%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	16,491,160
3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,913,455
12,510,000	MBIA Insurance Corp., 11.537%, 1/15/2033, 144A(b)(f)	10,696,050
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,245,139
3,000,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,095,124
1,425,000	XL Group PLC, 6.375%, 11/15/2024	1,617,321
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%, 12/29/2049	17,423,250

		65,481,499

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	980,050

	Retailers – 0.8%
1,185,000	Dillard’s, Inc., 6.625%, 1/15/2018	1,303,500
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,491,250
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,741,777
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,646,250
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	470,688
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(g)	11,524,046
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,233,588
37,064,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	28,909,920
160,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	130,000
3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,948,900
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,785,758
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,392,299
37,646,000	Toys R Us, Inc., 7.375%, 10/15/2018	33,975,515

		112,553,491

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Sovereigns – 1.8%
47,935,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	$50,343,042
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	7,730,985
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,204,093
166,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	68,545,947
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	26,045,891
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	23,444,462
18,400,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	19,640,528
5,226,139,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	31,619,037
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	9,824,345
3,112,923,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	20,554,186

		258,952,516

	Supermarkets – 1.0%
8,336,000	American Stores Co., 7.900%, 5/01/2017	9,190,440
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	62,231,660
22,640,000	New Albertson’s, Inc., 7.750%, 6/15/2026	17,857,300
13,590,000	New Albertson’s, Inc., 8.000%, 5/01/2031	10,804,050
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,782,838
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	11,275,980
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021, 144A	32,159,400

		148,301,668

	Supranational – 1.4%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	6,853,525
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	24,989,426
128,560,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	57,638,391
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	58,406,029
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	20,347,235
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,586,821
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	29,652,022

		204,473,449

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – 1.2%
31,237,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	$43,200,850
93,399,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	70,749,742
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,383,750
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	34,343,287
14,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	13,825,000
8,015,000	First Data Corp., 11.250%, 1/15/2021, 144A	7,994,963
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	535,857
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,652,705
225,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	265,091
3,615,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	3,633,075

		181,584,320

	Textile – 0.0%
2,595,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,063,025
3,450,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	3,467,250

		5,530,275

	Transportation Services – 0.4%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	9,872,820
6,640,573	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	6,706,979
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(h)	8,921,585
5,629,813	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	5,742,409
4,736,525	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	4,783,891
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)(h)	6,642,378
2,349,241	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	2,513,688
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,674,679
4,115,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	4,115,000

		53,973,429

	Treasuries – 15.1%
80,220,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	75,241,432

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
272,755,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	$262,360,381
201,485,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	196,228,036
89,045,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	88,039,995
171,980,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	179,498,913
25,445,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	26,942,619
32,535,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	45,167,078
80,820,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	109,829,761
24,400,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	34,031,104
121,560,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	171,538,689
1,440,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,895,181
1,440,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,954,786
1,435,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	2,053,510
16,739,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	150,093,555
75,670,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	64,879,804
836,485,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	150,820,269
1,266,835,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	222,131,744
23,580,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	26,201,910
1,995,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,808,836
6,225,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	7,478,855
43,330,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	50,303,580
65,300,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	52,270,705
72,860,000		U.S. Treasury Bond, 2.750%, 11/15/2042	62,819,018
81,630,000		U.S. Treasury Bond, 2.875%, 5/15/2043	72,242,550
169,985,000		U.S. Treasury Note, 0.250%, 6/30/2014	170,084,611

			2,225,916,922

		Wireless – 0.7%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	21,899,005
31,041,000		Sprint Capital Corp., 6.875%, 11/15/2028	29,799,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$29,252,000	Sprint Capital Corp., 6.900%, 5/01/2019	$30,422,080
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,886,000
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	11,930,995

		100,937,440

	Wirelines – 3.9%
2,825,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(i)	2,599,000
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,895,547
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	22,940,526
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	75,393,600
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	726,750
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,224,750
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,816,750
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	329,000
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	21,552,061
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,623,928
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	36,852,750
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	37,138,000
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,865,916
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,471,129
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	28,433,737
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,352,725
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,759,400
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	608,586
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	19,217,023
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	38,250,089
750,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	1,020,168
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,042,621
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	18,050,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$40,761,600
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,709,300
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	31,909,075
31,060,000	Qwest Corp., 6.875%, 9/15/2033	30,050,550
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,090,375
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,471,438
28,906,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	26,212,076
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	21,148,754
5,250,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	5,025,820
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,775,835
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	32,567,147
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	19,372,156
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,168,099
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,180,780

		577,607,236

	Total Non-Convertible Bonds (Identified Cost $8,901,102,686)	9,308,808,216

Convertible Bonds – 8.1%

	Airlines – 0.0%
1,255,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,304,660

	Automotive – 1.6%
4,240,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	3,747,100
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	226,907,362
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	8,216,775

		238,871,237

	Brokerage – 0.0%
5,025,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,354,766

	Diversified Manufacturing – 0.3%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	30,952,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Diversified Manufacturing – continued
$16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	$19,612,407

		50,564,532

	Electric – 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	3,562,875

	Healthcare – 0.5%
10,700,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(i)	10,733,437
9,815,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	9,710,716
1,810,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	1,957,063
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,573,375
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	3,893,400
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	37,915,750

		66,783,741

	Home Construction – 0.6%
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	87,303,394

	Independent Energy – 0.3%
20,440,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	17,910,550
24,655,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	23,221,928
9,196,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	9,127,030

		50,259,508

	Life Insurance – 0.6%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	82,029,375

	Media Non-Cable – 0.0%
5,778,282	Liberty Media LLC, 3.500%, 1/15/2031	2,961,370

	Metals & Mining – 0.2%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,066,875
21,845,000	United States Steel Corp., 2.750%, 4/01/2019	21,558,284

		22,625,159

	Non-Captive Diversified – 0.1%
10,660,000	iStar Financial, Inc., 3.000%, 11/15/2016	12,645,425

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	REITs - Warehouse/Industrials – 0.2%
$19,445,000	ProLogis LP, 3.250%, 3/15/2015	$22,446,822

	Technology – 2.9%
49,215,000	Ciena Corp., 0.875%, 6/15/2017	47,307,919
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	8,990,231
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	7,130,531
2,429,000	Intel Corp., 2.950%, 12/15/2035	2,643,056
205,005,000	Intel Corp., 3.250%, 8/01/2039	261,253,247
1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,170,391
52,965,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	82,228,162
8,550,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	13,658,625
6,000,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	9,573,750

		433,955,912

	Wirelines – 0.8%
3,220,500	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(g)(i)(j)	417,818
6,000,000	Level 3 Communications, Inc., 6.500%, 10/01/2016	8,186,250
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	62,929,782
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	38,281,556
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,186,128

		111,001,534

	Total Convertible Bonds (Identified Cost $891,246,474)	1,191,670,310

Municipals – 1.0%

	District of Columbia – 0.0%
3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	4,387,653

	Illinois – 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,655,724
47,285,000	State of Illinois, 5.100%, 6/01/2033	43,878,589

		45,534,313

	Michigan – 0.1%
12,580,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	10,809,742

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Virginia – 0.6%
$125,265,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$94,058,983

	Total Municipals (Identified Cost $179,266,554)	154,790,691

	Total Bonds and Notes (Identified Cost $9,971,615,714)	10,655,269,217

Senior Loans – 2.4%
	Airlines – 0.2%
28,014,971	Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/2018(b)	27,955,018

	Automotive – 0.1%
11,451,300	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(b)	11,558,713

	Chemicals – 0.2%
2,000,000	AI Chem & Cy S.C.A., 2nd Lien Term Loan, 8.250%, 4/03/2020(b)	2,000,000
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/18/2020(b)	31,982,100

	Total Chemicals	33,982,100

	Consumer Products – 0.1%
8,589,669	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	8,169,377

	Diversified Manufacturing – 0.0%
6,385,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	6,432,888

	Electric – 0.0%
4,788,467	Texas Competitive Electric Holdings Company LLC, Non-Extended Term Loan, 3.720%, 10/10/2014(k)	3,426,770

	Food & Beverage – 0.1%
13,547,054	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	13,885,730

	Healthcare – 0.1%
20,825,000	Apria Healthcare Group I, Term Loan, 6.750%, 4/05/2020(b)	20,818,544

	Media Non-Cable – 0.1%
19,892,721	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/31/2015(b)	15,603,453

	Metals & Mining – 0.3%
11,532,850	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	11,698,693
33,501,838	FMG America Finance, Inc., Term Loan, 5.250%, 10/18/2017(b)	33,276,705

	Total Metals & Mining	44,975,398

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Non-Captive Diversified – 0.6%
$84,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	$87,920,280

	Oil Field Services – 0.2%
24,930,164	Frac Tech International LLC, Term Loan B, 8.500%, 5/06/2016(b)	23,953,649

	Other Utility – 0.0%
1,165,000	Power Team Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,150,438
1,298,000	Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	1,275,285

	Total Other Utility	2,425,723

	Supermarket – 0.1%
13,849,737	Supervalu, Inc., Refi Term Loan B, 5.000%, 3/21/2019(b)	13,743,925

	Technology – 0.1%
4,159,375	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	4,191,236
9,104,872	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	9,176,982

	Total Technology	13,368,218

	Wirelines – 0.2%
17,709,218	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	17,664,945
1,495,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	1,528,637
2,645,000	Light Tower Fiber LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	2,645,000

		21,838,582

	Total Senior Loans (Identified Cost $348,051,948)	350,058,368

Shares
Common Stocks – 19.7%

	Biotechnology – 0.5%
930,495	Vertex Pharmaceuticals, Inc.(f)	74,318,636

	Chemicals – 2.3%
1,364,851	Dow Chemical Co. (The)	43,907,257
2,000,000	PPG Industries, Inc.	292,820,000

		336,727,257

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(f)	12,801,630
2,304	Rock-Tenn Co., Class A	230,124

		13,031,754

	Diversified Financial Services – 0.4%
3,979,932	Bank of America Corp.	51,181,925

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 1.9%
183,181	FairPoint Communications, Inc.(f)	$1,529,561
283,397	Hawaiian Telcom Holdco, Inc.(f)	7,130,269
200,000	Telecom Italia SpA, Sponsored ADR	1,390,000
3,871,339	Telecom Italia SpA, Sponsored ADR	21,563,358
19,550,590	Telefonica S.A., Sponsored ADR(f)	250,443,058

		282,056,246

	Electric Utilities – 0.0%
94,166	Duke Energy Corp.	6,356,205

	Electronic Equipment, Instruments & Components – 3.1%
32,000,000	Corning, Inc.	455,360,000

	Food Products – 0.6%
2,309,175	ConAgra Foods, Inc.	80,659,483

	Household Durables – 0.2%
477,725	KB Home	9,377,742
549,450	Lennar Corp., Class A	19,802,178

		29,179,920

	Insurance – 0.8%
1,510,275	Prudential Financial, Inc.	110,295,383

	Oil, Gas & Consumable Fuels – 1.8%
846,398	Chesapeake Energy Corp.	17,249,591
5,351,804	Repsol YPF S.A., Sponsored ADR	113,244,173
2,134,173	Royal Dutch Shell PLC, ADR	136,160,237
141,249	Spectra Energy Corp.	4,867,441

		271,521,442

	Pharmaceuticals – 3.6%
8,514,190	Bristol-Myers Squibb Co.	380,499,151
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	89,690
1,708,077	Valeant Pharmaceuticals International, Inc.(f)	147,031,268

		527,620,109

	REITs - Apartments – 0.3%
290,904	Apartment Investment & Management Co., Class A	8,738,756
889,730	Associated Estates Realty Corp.	14,306,858
460,000	Equity Residential	26,707,600

		49,753,214

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	19,449,269

	REITs - Shopping Centers – 0.0%
201,557	DDR Corp.	3,355,924

	Semiconductors & Semiconductor Equipment – 2.4%
14,733,856	Intel Corp.	356,853,992

	Software – 1.5%
6,568,091	Microsoft Corp.	226,796,182

Shares	Description	Value (†)
Common Stocks – continued

	Trading Companies & Distributors – 0.1%
176,859	United Rentals, Inc.(f)	$8,827,033

	Total Common Stocks (Identified Cost $2,330,573,115)	2,903,343,974

Preferred Stocks – 3.9%

Convertible Preferred Stocks – 3.0%

	Automotive – 1.1%
2,826,055	General Motors Co., Series B, 4.750%	136,102,809
657,940	Goodyear Tire & Rubber Co. (The), 5.875%	32,410,124

		168,512,933

	Banking – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	21,168,351
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,188,402

		31,356,753

	Electric – 0.1%
380,577	AES Trust III, 6.750%	19,150,635

	Home Construction – 0.1%
355,000	Hovnanian Enterprises, Inc., 7.250%	10,124,600

	Independent Energy – 0.3%
52,020	Chesapeake Energy Corp., 4.500%	4,656,830
59,882	Chesapeake Energy Corp., 5.000%	5,183,985
24,658	Chesapeake Energy Corp., Series A, 5.750%, 144A	25,289,861
61,053	SandRidge Energy, Inc., 7.000%	5,231,479
99,800	SandRidge Energy, Inc., 8.500%	9,555,850

		49,918,005

	Metals & Mining – 0.3%
2,436,301	ArcelorMittal, 6.000%	45,729,370

	Non-Captive Diversified – 0.2%
433,535	iStar Financial, Inc., Series J, 4.500%	23,410,890

	Pipelines – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	14,171,951

	REITs - Diversified – 0.1%
391,776	Weyerhaeuser Co., Series A, 6.375%	19,984,494

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	REITs - Healthcare – 0.1%
116,700	Health Care REIT, Inc., Series I, 6.500%	$7,245,903

	Technology – 0.4%
58,020	Lucent Technologies Capital Trust I, 7.750%	55,409,100

	Total Convertible Preferred Stocks (Identified Cost $426,913,406)	445,014,634

Non-Convertible Preferred Stocks – 0.9%

	Banking – 0.5%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	43,589,450
35,000	Bank of America Corp., 6.375%	859,250
847,800	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	23,611,230
389,800	Countrywide Capital IV, 6.750%	9,741,102

		77,801,032

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	38,305

	Government Sponsored – 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(i)	26,999,375

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(f)	3,767,170

	Non-Captive Consumer – 0.1%
101,175	SLM Corp., Series A, 6.970%	4,999,057

	Non-Captive Diversified – 0.0%
10,425	iStar Financial, Inc., Series G, 7.650%	244,675
39,300	iStar Financial, Inc., Series F, 7.800%	945,951
39,200	iStar Financial, Inc., Series E, 7.875%	936,880

		2,127,506

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,872,307

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,203,904

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued
	Total Non-Convertible Preferred Stocks (Identified Cost $84,691,051)	$124,808,656

	Total Preferred Stocks (Identified Cost $511,604,457)	569,823,290

Closed End Investment Companies – 0.0%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,352)	5,360,501

Principal Amount (‡)
Short-Term Investments – 0.5%
$2,699,059	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $2,699,061 on 7/01/2013 collateralized by $3,010,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $2,835,377 including accrued interest(l)	2,699,059
70,959,915	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $70,959,915 on 7/01/2013 collateralized by $75,005,000 Federal Home Loan Mortgage Corp., 1.650% due 11/15/2019 valued at $72,379,825 including accrued interest(l)	70,959,915

	Total Short-Term Investments (Identified Cost $73,658,974)	73,658,974

	Total Investments – 98.8% (Identified Cost $13,245,734,560)(a)	14,557,514,324
	Other assets less liabilities – 1.2%	171,509,817

	Net Assets – 100.0%	$14,729,024,141

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At June 30, 2013, the net unrealized appreciation on investments based on a cost of $13,275,926,882 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,923,403,317
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(641,815,875)

Net unrealized appreciation	$1,281,587,442

(b)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(c)	Illiquid security. At June 30, 2013, the value of these securities amounted to $188,589,131 or 1.3% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	Non-income producing security.
(g)	Fair valued by the Fund’s investment adviser. At June 30, 2013, the value of this security amounted to $11,941,864 or 0.1% of net assets.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2013.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $1,936,055,258 or 13.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$42,933,970	$331,864,304	(a)	$374,798,274
Non-Captive Consumer	2,510,250	527,517,953	—		530,028,203
Retailers	—	101,029,445	11,524,046	(a)	112,553,491
Transportation Services	—	18,662,499	35,310,930	(a)	53,973,429
All Other Non-Convertible Bonds*	—	8,237,454,819	—		8,237,454,819

Total Non-Convertible Bonds	2,510,250	8,927,598,686	378,699,280		9,308,808,216

Convertible Bonds
Wirelines	—	110,583,716	417,818	(b)	111,001,534
All Other Convertible Bonds*	—	1,080,668,776	—		1,080,668,776

Total Convertible Bonds	—	1,191,252,492	417,818		1,191,670,310

Municipals*	—	154,790,691	—		154,790,691
Total Bonds and Notes	2,510,250	10,273,641,869	379,117,098		10,655,269,217

Senior Loans*	—	350,058,368	—		350,058,368
Common Stocks*	2,903,343,974	—	—		2,903,343,974
Preferred Stocks
Convertible Preferred Stocks*	445,014,634	—	—		445,014,634
Non-Convertible Preferred Stocks
Banking	34,211,582	43,589,450	—		77,801,032
Electric	—	38,305	—		38,305
Government Sponsored	—	26,999,375	—		26,999,375
REITs - Office Property	—	1,872,307	—		1,872,307
All Other Non-Convertible Preferred Stocks*	18,097,637	—	—		18,097,637

Total Non-Convertible Preferred Stocks	52,309,219	72,499,437	—		124,808,656

Total Preferred Stocks	497,323,853	72,499,437	—		569,823,290

Closed End Investment Companies	5,360,501	—	—		5,360,501
Short-Term Investments	—	73,658,974	—		73,658,974

Total	$3,408,538,578	$10,769,858,648	$379,117,098		$14,557,514,324

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s investment adviser.

A preferred stock valued at $10,859,238 was transferred from Level 2 to Level 1 during the period ended June 30, 2013. At June 30, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management under the general supervision of the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$165,564	$1,460,390	$2,488,933	$53,430,000	$(35,845,948)	$310,165,365	$—	$331,864,304	$2,488,933
Banking	18,800,082	—	—	—	—	—	—	(18,800,082)	—	—
Electric	12,874,750	—	—	5,360,250	—	(18,235,000)	—	—	—	—
Retailers	—	23,026	—	152,670	—	—	11,348,350	—	11,524,046	152,670
Sovereigns	21,173,458	—	—	—	—	—	—	(21,173,458)	—	—
Transportation Services	8,953,808	—	555,537	6,874,550	—	(3,454,634)	31,335,477	(8,953,808)	35,310,930	6,874,550
Convertible Bonds
Wirelines	—	—	(12)	(83,210)	1,002,079	(501,039)	—	—	417,818	(83,210)

Total	$61,802,098	$188,590	$2,015,915	$14,793,193	$54,432,079	$(58,036,621)	$352,849,192	$(48,927,348)	$379,117,098	$9,432,943

Debt securities valued at $352,849,192 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $48,927,348 were transferred from Level 3 to Level 2 during the period ended June 30, 2013. At June 30, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Unfunded Loan Commitments

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments are marked-to-market daily with the resulting unrealized appreciation (depreciation) recorded on the Fund’s books and records. As of June 30, 2013, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Power Team Services LLC	$145,000

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	15.1%
Banking	8.0
Non-Captive Diversified	5.1
Wirelines	4.9
Technology	4.6
Pharmaceuticals	4.0
Non-Captive Consumer	3.7
Automotive	3.6
Electronic Equipment, Instruments & Components	3.1
Chemicals	2.9
Healthcare	2.9
Airlines	2.8
Electric	2.4
Semiconductors & Semiconductor Equipment	2.4
Other Investments, less than 2% each	32.8
Short-Term Investments	0.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

United States Dollar	70.7%
Canadian Dollar	6.8
Euro	5.4
New Zealand Dollar	4.1
Australian Dollar	3.0
Norwegian Krone	2.5
Brazilian Real	2.1
Other, less than 2% each	4.2

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 96.8% of Net Assets

	Aerospace & Defense – 2.8%
290,725	Honeywell International, Inc.	$23,066,122
326,044	Northrop Grumman Corp.	26,996,443

		50,062,565

	Automobiles – 1.3%
685,163	General Motors Co.(b)	22,822,779

	Beverages – 2.6%
526,035	Coca-Cola Enterprises, Inc.	18,495,391
337,833	PepsiCo, Inc.	27,631,361

		46,126,752

	Capital Markets – 4.4%
373,729	Ameriprise Financial, Inc.	30,227,201
507,662	Legg Mason, Inc.	15,742,599
518,680	State Street Corp.	33,823,123

		79,792,923

	Chemicals – 1.3%
437,520	E.I. du Pont de Nemours & Co.	22,969,800

	Commercial Banks – 6.0%
1,110,937	Fifth Third Bancorp	20,052,413
383,378	PNC Financial Services Group, Inc. (The)	27,955,924
469,701	US Bancorp	16,979,691
1,016,659	Wells Fargo & Co.	41,957,517

		106,945,545

	Communications Equipment – 2.6%
886,339	Cisco Systems, Inc.	21,546,901
427,380	Motorola Solutions, Inc.	24,672,647

		46,219,548

	Computers & Peripherals – 0.9%
41,510	Apple, Inc.	16,441,281

	Construction Materials – 1.0%
354,519	Vulcan Materials Co.	17,162,265

	Consumer Finance – 1.4%
522,576	Discover Financial Services	24,895,521

	Containers & Packaging – 1.3%
951,284	Sealed Air Corp.	22,783,252

	Diversified Financial Services – 5.7%
1,970,527	Bank of America Corp.	25,340,977
605,560	Citigroup, Inc.	29,048,713
926,972	JPMorgan Chase & Co.	48,934,852

		103,324,542

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 1.2%
444,994	Verizon Communications, Inc.	$22,400,998

	Electric Utilities – 2.2%
509,768	FirstEnergy Corp.	19,034,737
261,550	NextEra Energy, Inc.	21,311,094

		40,345,831

	Electrical Equipment – 1.3%
360,606	Eaton Corp. PLC	23,731,481

	Energy Equipment & Services – 2.2%
320,675	Schlumberger Ltd.	22,979,570
337,447	Transocean Ltd.	16,180,584

		39,160,154

	Food & Staples Retailing – 1.3%
404,572	CVS Caremark Corp.	23,133,427

	Health Care Equipment & Supplies – 2.6%
335,303	Baxter International, Inc.	23,226,439
371,799	Covidien PLC	23,363,849

		46,590,288

	Health Care Providers & Services – 2.4%
390,326	HCA Holdings, Inc.	14,075,156
455,907	UnitedHealth Group, Inc.	29,852,790

		43,927,946

	Household Products – 1.2%
291,937	Procter & Gamble Co. (The)	22,476,229

	Independent Power Producers & Energy Traders – 1.7%
748,476	Calpine Corp.(b)	15,890,145
560,541	NRG Energy, Inc.	14,966,445

		30,856,590

	Industrial Conglomerates – 1.7%
1,290,315	General Electric Co.	29,922,405

	Insurance – 5.6%
488,678	American International Group, Inc.(b)	21,843,906
669,947	MetLife, Inc.	30,656,775
260,814	Travelers Cos., Inc. (The)	20,844,255
910,024	Unum Group	26,727,405

		100,072,341

	Internet & Catalog Retail – 1.3%
1,039,255	Liberty Interactive Corp., Class A(b)	23,913,257

	Internet Software & Services – 1.8%
464,297	AOL, Inc.(b)	16,937,555
17,228	Google, Inc., Class A(b)	15,167,014

		32,104,569

	Machinery – 2.5%
275,738	Dover Corp.	21,413,813

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – continued
335,524	Illinois Tool Works, Inc.	$23,208,195

		44,622,008

	Media – 5.7%
356,150	CBS Corp., Class B	17,405,050
610,278	Comcast Corp., Class A	25,558,443
289,621	DIRECTV(b)	17,846,446
322,824	Omnicom Group, Inc.	20,295,945
318,535	Viacom, Inc., Class B	21,676,307

		102,782,191

	Multiline Retail – 2.7%
399,753	Family Dollar Stores, Inc.	24,908,609
345,096	Target Corp.	23,763,311

		48,671,920

	Oil, Gas & Consumable Fuels – 9.7%
422,853	Chevron Corp.	50,040,424
414,376	CONSOL Energy, Inc.	11,229,590
205,549	EOG Resources, Inc.	27,066,692
375,975	ExxonMobil Corp.	33,969,341
383,147	Hess Corp.	25,475,444
452,061	Noble Energy, Inc.	27,141,743

		174,923,234

	Pharmaceuticals – 8.3%
465,349	Bristol-Myers Squibb Co.	20,796,447
536,646	Forest Laboratories, Inc.(b)	22,002,486
841,741	Merck & Co., Inc.	39,098,869
1,438,723	Pfizer, Inc.	40,298,631
536,411	Sanofi, ADR	27,630,531

		149,826,964

	REITs - Diversified – 1.3%
823,512	Weyerhaeuser Co.	23,461,857

	Road & Rail – 1.4%
338,605	Norfolk Southern Corp.	24,599,653

	Semiconductors & Semiconductor Equipment – 1.4%
697,109	Texas Instruments, Inc.	24,308,191

	Software – 1.9%
525,382	Microsoft Corp.	18,141,441
517,242	Oracle Corp.	15,889,674

		34,031,115

	Specialty Retail – 1.5%
673,772	Lowe’s Cos., Inc.	27,557,275

	Tobacco – 1.4%
284,478	Philip Morris International, Inc.	24,641,484

	Wireless Telecommunication Services – 1.2%
754,546	Vodafone Group PLC, Sponsored ADR	21,685,652

Common Stocks – continued
	Total Common Stocks (Identified Cost $1,342,703,043)	$1,739,293,833

Principal Amount	Description	Value (†)
Short-Term Investments – 3.2%
$56,632,948	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $56,632,948 on 7/01/2013 collateralized by $58,870,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $57,766,188 including accrued interest(c) (Identified Cost $56,632,948)	56,632,948

	Total Investments – 100.0% (Identified Cost $1,399,335,991)(a)	1,795,926,781
	Other assets less liabilities – 0.0%	147,303

	Net Assets – 100.0%	$1,796,074,084

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2013, the net unrealized appreciation on investments based on a cost of $1,399,335,991 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$408,093,356
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,502,566)

Net unrealized appreciation	$396,590,790

At September 30, 2012, the Fund had a short-term capital loss carryforward of $6,350,604, which expires on September 30, 2018. At September 30, 2012, late-year ordinary and post-October capital loss deferrals were $ 5,542,012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,739,293,833	$—	$—	$1,739,293,833
Short-Term Investments	—	56,632,948	—	56,632,948

Total	$1,739,293,833	$56,632,948	$—	$1,795,926,781

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at June 30, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	9.7%
Pharmaceuticals	8.3
Commercial Banks	6.0
Diversified Financial Services	5.7
Media	5.7
Insurance	5.6
Capital Markets	4.4
Aerospace & Defense	2.8
Multiline Retail	2.7
Health Care Equipment & Supplies	2.6
Communications Equipment	2.6
Beverages	2.6
Machinery	2.5
Health Care Providers & Services	2.4
Electric Utilities	2.2
Energy Equipment & Services	2.2
Other Investments, less than 2% each	28.8
Short-Term Investments	3.2

Total Investments	100.0
Other assets less liabilities	—

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	October 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	October 11, 2013

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 11, 2013